Registration Nos. 33-74092
                                                                        811-8288

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 10                    [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 10                           [X]

                       CONSECO VARIABLE ANNUITY ACCOUNT E
                           (Exact Name of Registrant)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
              (Address of Depositor's Principal Executive Offices)

                                 (317) 817-3700
               (Depositor's Telephone Number, including Area Code)

                             Michael A. Colliflower
                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572

                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ]  immediately upon filing  pursuant to paragraph  (b) of Rule 485
[X]  on December 31, 2000 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Registered:
     Individual and Group Deferred Annuity Contracts and Certificates



                       CONSECO VARIABLE ANNUITY ACCOUNT E

                                    FORM N-4

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        Under The Securities Act of 1933


Form N-4
Item No.                                    PART A - Prospectus Caption
- --------                                             ------------------
 1.    Cover Page...................................       Cover Page

 2.    Definitions..................................       Definitions

 3.    Synopsis or Highlights.......................       Summary

 4.    Condensed Financial Information..............       Appendix A -Condensed Financial Information

 5.    General Description of Registrant,...........       Conseco Variable, The Variable Account, and
       Depositor and Portfolio Companies                   Investment Options; Appendix B

 6.    Deductions and Expense.......................       Charges and Deductions

 7.    General Description of Variable..............       The Contracts
       Annuity Contracts

 8.    Annuity Period ..............................       Annuity Phase





                                                           Settlement Provisions

 9.    Death Benefit................................       Death Benefit on or
                                                           After Maturity Date

10.    Purchase and Contract Values.................       Conseco Variable, The Variable
                                                           Account, and Investment Options;
                                                           Accumulation Provisions

11.    Redemptions..................................       The Contracts
                                                           Section B. Settlement Provisions

12.    Taxes........................................       Federal Tax Status

13.    Legal Proceedings............................       Legal Proceedings

14.    Table of Contents of the Statement...........       Table of Contents of the Statement
       of Additional Information                           of Additional Information

Form N-4
Item No.
- --------

                                                  PART B - Statement of Additional Information
                                                           -----------------------------------
15.    Cover Page...................................       Statement of Additional Information
                                                           Cover Page

16.    Table of Contents............................       Table of Contents

17.    General Information and History..............       General Information and History

18.    Services.....................................       Not Applicable

19.    Purchase of Securities.......................       Not Applicable
       Being Offered

20.    Underwriters.................................       Distribution

21.    Calculation of Performance Data..............       Calculation of Yield Quotations, Calculation of
                                                           Total Return Quotations, and Other Performance Data

22.    Annuity Payments.............................       Annuity Provisions

23.    Financial Statements.........................       Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                                     PART A


The Prospectus was filed in Post-Effective Amendment No. 9 to Form N-4 on April 28, 2000 and is incorporated herein by reference.




                            ACHIEVEMENT SERIES AND EDUCATOR SERIES
                              CONSECO VARIABLE ANNUITY ACCOUNT E
                              CONSECO VARIABLE INSURANCE COMPANY

                             Supplement dated January 1, 2001


The following supplements certain information contained in your prospectus for the Achievement Series and Educator Series fixed and variable annuity:


1. Effective as of the date of this supplement, you may also invest in the following Variable Account Investment Options:

      Pioneer Variable Contracts Trust, Class II Shares
      Managed by Pioneer Investment Management, Inc.
      Pioneer Fund VCT Portfolio
      Pioneer Equity-Income VCT Portfolio
      Pioneer Europe VCT Portfolio

2. As of the date of this Supplement, you may invest in the INVESCO VIF-High Yield Fund and the INVESCO VIF-Equity-Income Fund of INVESCO Variable Investment Funds, Inc. Information regarding these funds is contained in the prospectus.

3.  The following is added to the "Annual Fund Expenses" table:


                                                                                        Total Annual
                                                                                        Portfolio
                                                                    Other Expenses*     Expenses*(after
                                                                    (after expense      expense
                                                                    reimbursement,      reimbursement,
                                                                    if any, for         if any, for
                             Management                             certain             certain
                             Fees            12b-1 Fees             portfolios)         portfolios)

Pioneer Fund
VCT Portfolio                 .65%             .25%                  .07%                 .97%
Pioneer Equity-
Income VCT Portfolio          .65%             .25%                  .09%                 .99%
Pioneer Europe
VCT Portfolio**              1.00%             .25%                  .47%                1.72%


* Expenses for fiscal year ended December 31, 2000 are estimated.

** Absent expense offsets, other expenses are estimated to be .49% for the year ended December 31, 2000.


4.  The following Examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the sub-account listed: (a) if you surrender the Contract at the end of the time periods; (b) if you elect to annuitize your Contract; (c) if you do not surrender your Contract at the end of each time period.


                                                  Time Periods

                                         1 Year             3 Years


Pioneer Fund VCT Portfolio               (a)$110             (a)$149
                                         (b)$110             (b)$149
                                         (c)$ 25             (c)$ 78
Pioneer Equity-Income VCT Portfolio      (a)$111             (a)$150
                                         (b)$111             (b)$150
                                         (c)$ 26             (c)$ 78
Pioneer Europe VCT Portfolio             (a)$118             (a)$172
                                         (b)$118             (b)$172
                                         (c)$ 33             (c)$100

5. The following per accumulation unit values for the period ended September 30, 2000 are added to Appendix A:







THE ALGER AMERICAN FUND:
Leveraged AllCap  (a)

Accumulation unit value at                            $5.016
beginning of period

Accumulation unit value at end of                     $4.780
period

Percentage change in accumulation                     -4.71%
unit value

Number of accumulation units outstanding at end    4,297,989
of period

Small Capitalization  (a)

Accumulation unit value at                            $2.216
beginning of period

Accumulation unit value at end of                     $1.991
period

Percentage change in accumulation                    -10.15%
unit value

Number of accumulation units outstanding at end    6,417,164
of period

Growth Portfolio (c)

Accumulation unit value at                            $2.492
beginning of period

Accumulation unit value at end of                     $2.463
period

Percentage change in accumulation                     -1.16%
unit value

Number of accumulation units outstanding at end    8,580,867
of period

Midcap Growth Portfolio
(c)

Accumulation unit value at                            $1.869
beginning of period

Accumulation unit value at end of                     $2.249
period

Percentage change in accumulation                     20.31%
unit value

Number of accumulation units outstanding at end    2,560,122
of period

-------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
International Fund (d)

Accumulation unit value at                            $2.071
beginning of period

Accumulation unit value at end of                     $1.799
period

Percentage change in accumulation                    -13.11%
unit value

Number of accumulation units outstanding at end      739,270
of period

Value Fund (d)

Accumulation unit value at                            $1.239
beginning of period

Accumulation unit value at end of                     $1.281
period

Percentage change in accumulation                      3.40%
unit value

Number of accumulation units outstanding at end    2,497,358
of period

Income and Growth Fund (e)

Accumulation unit value at                            $1.259
beginning of period

Accumulation unit value at end of                     $1.198
period

Percentage change in accumulation                     -4.86%
unit value

Number of accumulation units outstanding at end    1,074,625
of period


-------------------------------------------------------------

BERGER INSTITUTIONAL  PRODUCTS TRUST:
Growth Fund (c)

Accumulation unit value at                            $1.947
beginning of period

Accumulation unit value at end of                     $2.178
period

Percentage change in accumulation                     11.85%
unit value

Number of accumulation units outstanding at end    1,844,182
of period

-------------------------------------------------------------

Growth & Income Fund (c)

Accumulation unit value at                            $2.630
beginning of period

Accumulation unit value at end of                     $2.869
period

Percentage change in accumulation                      9.07%
unit value

Number of accumulation units outstanding at end    3,467,018
of period

New Generation Fund (f)

Accumulation unit value at                            $1.000
beginning of period

Accumulation unit value at end of                     $1.040
period

Percentage change in accumulation                      4.00%
unit value

Number of accumulation units outstanding at end      463,319
of period

Small Company Growth Fund
(c)

Accumulation unit value at                            $2.234
beginning of period

Accumulation unit value at end of                     $2.573
period

Percentage change in accumulation                     15.16%
unit value

Number of accumulation units outstanding at end    1,513,626
of period

BIAM International Fund
(d)

Accumulation unit value at                            $1.439
beginning of period

Accumulation unit value at end of                     $1.290
period

Percentage change in accumulation                    -10.37%
unit value

Number of accumulation units outstanding at end    1,859,307
of period

-------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED (b)

Accumulation unit value at                            $2.772
beginning of period

Accumulation unit value at end of                     $3.346
period

Percentage change in accumulation                     20.73%
unit value

Number of accumulation units outstanding at end    7,546,254
of period



-------------------------------------------------------------
CONSECO SERIES TRUST:  (continued)
EQUITY - (b)

Accumulation unit value  at                           $4.068
beginning of period

Accumulation unit value at end of                     $5.159
period

Percentage change in accumulation                     26.80%
unit value

Number of accumulation units outstanding at end   10,340,325
of period

FIXED INCOME - (b)

Accumulation unit value at                            $1.345
beginning of period

Accumulation unit value  at end of                    $1.419
period

Percentage change in accumulation                      5.51%
unit value

Number of accumulation units outstanding at end    6,280,489
of period

Conseco 20 Focus Fund (c)

Accumulation unit value at                            $1.000
beginning of period

Accumulation unit value at end of                     $1.336
period

Percentage change in accumulation                     33.60%
unit value

Number of accumulation units outstanding at end      702,655
of period
GOVERNMENT SECURITIES (b)

Accumulation unit value at                            $1.268
beginning of period

Accumulation unit value at end of                     $1.342
period

Percentage change in accumulation                      5.86%
unit value

Number of accumulation units outstanding at end    2,883,505
of period

Conseco High Yield Fund(c)

Accumulation unit value at                            $1.000
beginning of period

Accumulation unit value at end of                     $1.010
period

Percentage change in accumulation                      1.00%
unit value

Number of accumulation units outstanding at end      107,562
of period

MONEY MARKET  (b)

Accumulation unit value at                            $1.219
beginning of period

Accumulation unit value at end of                     $1.261
period

Percentage change in accumulation                      3.43%
unit value

Number of accumulation units outstanding at end   11,398,125
of period

-------------------------------------------------------------
DREYFUS STOCK INDEX FUND: (a)

Accumulation unit value at                            $2.757
beginning of period

Accumulation unit value at end of                     $2.686
period

Percentage change in accumulation                     -2.59%
unit value

Number of accumulation units outstanding at end   17,347,166
of period
-------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (a)

Accumulation unit value at                            $2.910
beginning of period

Accumulation unit value at end of                     $2.933
period

Percentage change in accumulation                      0.80%
unit value

Number of accumulation units outstanding at end    3,549,193
of period

-------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
Disciplined Stock
Portfolio (e)

Accumulation unit value at                            $1.252
beginning of period

Accumulation unit value at end of                     $1.254
period

Percentage change in accumulation                      0.16%
unit value

Number of accumulation units outstanding at end    1,993,776
of period

International Value
Portfolio (e)

Accumulation unit value at                            $1.187
beginning of period

Accumulation unit value at end of                     $1.079
period

Percentage change in accumulation                     -9.10%
unit value

Number of accumulation units outstanding at end      322,296
of period

-------------------------------------------------------------

FEDERATED INSURANCE SERIES:
High Income Bond II (a)

Accumulation unit value at                            $1.379
beginning of period

Accumulation unit value at end of                     $1.335
period

Percentage change in accumulation                     -3.17%
unit value

Number of accumulation units outstanding at end    2,505,538
of period

International Equity II
(a)

Accumulation unit value at                            $2.683
beginning of period

Accumulation unit value at end of                     $2.278
period

Percentage change in accumulation                    -15.10%
unit value

Number of accumulation units outstanding at end      993,888
of period

Utility II (a)

Accumulation unit value at                            $1.737
beginning of period

Accumulation unit value at end of                     $1.708
period

Percentage change in accumulation                     -1.66%
unit value

Number of accumulation units outstanding at end    1,609,239
of period

-------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
High Yield Portfolio (e)

Accumulation unit value at                            $1.024
beginning of period

Accumulation unit value at end of                     $0.995
period

Percentage change in accumulation                     -2.80%
unit value

Number of accumulation units outstanding at end    4,635,120
of period

-------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUND (continued):
Equity Income Portfolio
(e)

Accumulation unit value at                            $1.166
beginning of period

Accumulation unit value at end of                     $1.221
period

Percentage change in accumulation                      4.75%
unit value

Number of accumulation units outstanding at end      520,348
of period

-------------------------------------------------------------

JANUS ASPEN SERIES:
Aggressive Growth (a)

Accumulation unit value at                            $4.407
beginning of period

Accumulation unit value at end of                     $4.329
period

Percentage change in accumulation                     -1.77%
unit value

Number of accumulation units outstanding at end    6,128,840
of period

Growth  (a)

Accumulation unit value at                            $3.135
beginning of period

Accumulation unit value at end of                     $3.194
period

Percentage change in accumulation                      1.89%
unit value

Number of accumulation units outstanding at end   10,661,774
of period

Worldwide Growth  (a)

Accumulation unit value at                            $3.827
beginning of period

Accumulation unit value at end of                     $3.661
period

Percentage change in accumulation                     -4.34%
unit value

Number of accumulation units outstanding at end   13,512,656
of period

-------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
Equity Portfolio (e)

Accumulation unit value at                            $1.126
beginning of period

Accumulation unit value at end of                     $1.115
period

Percentage change in accumulation                     -0.94%
unit value

Number of accumulation units outstanding at end      184,534
of period

Small Cap Portfolio (e)

Accumulation unit value at                            $0.887
beginning of period

Accumulation unit value at end of                     $1.006
period

Percentage change in accumulation                     13.45%
unit value

Number of accumulation units outstanding at end      452,736
of period

-------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
Growth & Income Portfolio
(e)

Accumulation unit value at                            $1.156
beginning of period

Accumulation unit value at end of                     $1.215
period

Percentage change in accumulation                      5.06%
unit value

Number of accumulation units outstanding at end      949,637
of period

-------------------------------------------------------------

MITCHELL HUTCHINS SERIES TRUST:
Growth & Income Portfolio
(e)

Accumulation unit value at                            $1.077
beginning of period

Accumulation unit value at end of                     $1.025
period

Percentage change in accumulation                     -4.82%
unit value

Number of accumulation units outstanding at end       97,020
of period

-------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio (d)

Accumulation unit value at                            $1.075
beginning of period

Accumulation unit value at end of                     $1.109
period

Percentage change in accumulation                      3.21%
unit value

Number of accumulation units outstanding at end    1,389,105
of period

Partners Portfolio (d)

Accumulation unit value at                            $1.349
beginning of period

Accumulation unit value at end of                     $1.337
period

Percentage change in accumulation                     -0.89%
unit value

Number of accumulation units outstanding at end    3,192,964
of period

-------------------------------------------------------------
RYDEX VARIABLE TRUST
NOVA Portfolio (g)

Accumulation unit value at                           $18.407
beginning of period

Accumulation unit value at end of                    $17.573
period

Percentage change in accumulation                     -4.53%
unit value

Number of accumulation units outstanding at end        3,368
of period

OTC Portfolio (g)

Accumulation unit value at                           $39.086
beginning of period

Accumulation unit value at end of                    $36.495
period

Percentage change in accumulation                     -6.63%
unit value

Number of accumulation units outstanding at end       44,206
of period
-------------------------------------------------------------

SELIGMAN PORTFOLIOS
Communications and Information
Portfolio (f)

Accumulation unit value at                            $1.000
beginning of period

Accumulation unit value at end of                     $0.774
period

Percentage change in accumulation                    -22.60%
unit value

Number of accumulation units outstanding at end      608,826
of period

Global Technology
Portfolio (f)

Accumulation unit value at                            $1.000
beginning of period

Accumulation unit value at end of                     $0.845
period

Percentage change in accumulation                    -15.50%
unit value

Number of accumulation units outstanding at end      245,440
of period
-------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.:
Mid Cap Growth Fund II (d)

Accumulation unit value at                            $3.018
beginning of period

Accumulation unit value at end of                     $3.331
period

Percentage change in accumulation                     10.38%
unit value

Number of accumulation units outstanding at end    2,017,838
of period
-------------------------------------------------------------

STRONG OPPORTUNITY FUND II (d) :

Accumulation unit value at                            $1.832
beginning of period

Accumulation unit value at end of                     $1.918
period

Percentage change in accumulation                      4.70%
unit value

Number of accumulation units outstanding at end    1,239,774
of period

-------------------------------------------------------------

THE VAN ECK WORLDWIDE INSURANCE TRUST:
Worldwide Hard Assets
Fund (a)

Accumulation unit value at                            $0.988
beginning of period

Accumulation unit value at end of                     $1.063
period

Percentage change in accumulation                      7.59%
unit value

Number of accumulation units outstanding at end    1,370,857
of period

Worldwide Bond  (a)

Accumulation unit value at                            $1.050
beginning of period

Accumulation unit value at end of                     $1.006
period

Percentage change in accumulation                     -4.21%
unit value

Number of accumulation units outstanding at end      488,339
of period

Worldwide Emerging Markets Fund (c)

Accumulation unit value at                            $1.270
beginning of period

Accumulation unit value at end of                     $0.950
period

Percentage change in accumulation                    -25.19%
unit value

Number of accumulation units outstanding at end    2,402,164
of period

Real Estate (e)

Accumulation unit value at                            $0.823
beginning of period

Accumulation unit value at end of                     $0.930
period

Percentage change in accumulation                     13.05%
unit value

Number of accumulation units outstanding at end      107,351
of period


-------------------------------------------------------------


(a) This unit value was $1.000 on the inception date of June 1, 1995.
(b) This unit value was $1.000 on the inception date of July 25, 1994.
(c) This unit value was $1.000 on the inception date of May
1, 1996.
(d) This unit value was $1.000 on the inception date of May
1, 1997.
(e) This unit value was $1.000 on the inception date of May
1, 1998.
(f) This unit value was $1.000 on the inception date of May
1, 2000.
(g) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.


There are no accumulation unit values shown for the sub-accounts investing Pioneer Fund VCT Portfolio, Pioneer Equity-Income VCT Portfolio and Pioneer Europe VCT Portfolio because they were not available under the Contract until the date of this supplement.

6. The following is added to Appendix B:

Pioneer Variable Contracts Trust

Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the Contract:

Pioneer Fund VCT Portfolio

The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer Equity-Income VCT Portfolio

The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Europe VCT Portfolio

The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.




                                     PART B



                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                       CONSECO VARIABLE INSURANCE COMPANY

                                       AND

                       CONSECO VARIABLE ANNUITY ACCOUNT E

                   11815 N. PENNSYLVANIA ST., CARMEL, IN 46032

                                 (317) 817-3700

                                 JANUARY 1, 2001

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED JANUARY 1, 2001 FOR CONSECO VARIABLE ANNUITY ACCOUNT E -- INDIVIDUAL AND GROUP VARIABLE DEFERRED ANNUITY CONTRACTS. YOU CAN OBTAIN A COPY OF THE PROSPECTUS BY CONTACTING CONSECO VARIABLE INSURANCE COMPANY AT THE ADDRESS TELEPHONE NUMBER GIVEN ABOVE.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION AND HISTORY .............................................

INDEPENDENT ACCOUNTANTS .....................................................

DISTRIBUTION ................................................................

VOTING RIGHTS ...............................................................

CALCULATION OF YIELD QUOTATIONS .............................................

CALCULATION OF TOTAL RETURN QUOTATIONS ......................................

OTHER PERFORMANCE DATA ......................................................

FEDERAL TAX STATUS ..........................................................

ANNUITY PROVISIONS ..........................................................

FINANCIAL STATEMENTS ........................................................

                         GENERAL INFORMATION AND HISTORY

Conseco Variable Insurance Company (the "Company") is an indirect wholly owned subsidiary of Conseco, Inc. On or about October 7, 1998, the Company changed its name from Great American Reserve Insurance Company to its present name. In certain states, the Company may continue to use the name Great American Reserve Insurance Company until the name change is approved in that state. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. The Company has its principal offices at 11815 N. Pennsylvania Street, Carmel, Indiana 46032. The Variable Account was established by the Company.

                             INDEPENDENT ACCOUNTANTS

The financial statements of Conseco Variable Annuity Account E and Conseco Variable Insurance Company included in the Prospectus and the Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

                                  DISTRIBUTION

The Company continuously offers the Contracts through associated persons of the principal underwriter for the Variable Account, Conseco Equity Sales, Inc. ("CES"). CES is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. CES is located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032, and is an affiliate of the Company. In addition, certain Contracts may be sold by life insurance/registered representatives of other registered broker-dealers.

CES performs the sales functions relating to the Contracts and the Company provides all administrative services. To cover the sales expenses and administrative expenses (including such items as salaries, rent, postage, telephone, travel, legal, actuarial, audit, office equipment and printing), the Company makes sales and administrative deductions, varying by type of Contract. See "Charges and Deductions" in the Prospectus.

                                  VOTING RIGHTS

Contract Owners may instruct the Company as to the voting of Fund shares attributable to their respective interests under the Contracts at meetings of shareholders of the Funds. Contract Owners entitled to vote will receive proxy material and a form on which voting instructions may be given. The Company will vote the shares of each sub-account held by the Variable Account attributable to the Contracts in accordance with instructions received from Contract Owners. Shares held in each sub-account for which timely instructions have not been received from Contract Owners will be voted by the Company for or against any proposition or the Company will abstain, in the same proportion as shares in that sub-account for which instructions are received. The Company will vote, or abstain from voting, any shares that are not attributable to Contract Owners in the same proportion as all Contract Owners in the Variable Account vote or abstain. However, if the Company determines that it is permitted to vote such shares of the Funds in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

Under certain Contracts, not including contracts issued in connection with governmental employers' deferred compensation plans described in the Prospectus, participants and annuitants have the right to instruct the Contract Owner with respect to the number of votes attributable to their Individual Accounts. Votes attributable to participants and annuitants who do not instruct the Contract Owner will be cast by the Contract Owner for or against each proposal to be voted upon, in the same proportion as votes for which instructions have been received. Participants and annuitants entitled to instruct the casting of votes will receive a notice of each meeting of Contract Owners, and proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract.

The number of shares held in a sub-account deemed attributable to a Contract Owner's interest under a Contract will be determined on the basis of the value of the Accumulation Units credited to the Contract Owner's account as of the record date. On or after the Maturity Date, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. On or after the Maturity Date, the number of votes attributable to a Contract will generally decrease since funds set aside for annuitants will decrease as payments are made.

                         CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUB-ACCOUNT

The Money Market Sub-account's standard yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is based on a seven-day period and computed as follows: The Money Market Sub-account's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period are then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, mortality and expense risk fees and the administrative charge, but does not include a deduction of any applicable annual administrative fees. Because of these deductions, the yield for the Money Market Sub-account will be lower than the yield for the corresponding Fund of the Conseco Series Trust.

The Money Market Sub-account's effective yield may appear in sales material and advertising for the same seven-day period, determined on a compound basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on the Money Market Sub-account will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Sub-account maturity, the types and quality of Portfolio securities held by the corresponding Fund of the Conseco Series Trust and its operating expenses.

OTHER SUB-ACCOUNTS

The Portfolios of the eligible Funds may advertise investment performance figures, including yield. Each Sub-account's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:

                          YIELD = 2 ((A - B) + 1)6 - 1)
                                      -----
                                       CD
   Where:

         A = the net investment income earned during the period by the Portfolio.

         B = the expenses accrued for the period (net of reimbursements, if any).

         C = the average daily number of accumulation units outstanding during the period.

         D = the maximum offering price per accumulation unit on the last day of the period.

                     CALCULATION OF TOTAL RETURN QUOTATIONS

The Company may include certain total return quotations for one or more of the Portfolios of the eligible Funds in advertising, sales literature or reports to Contract Owners or prospective purchasers. Such total return quotations will be expressed as the average annual rate of total return over one-, five-and 10-year periods ended as of the end of the immediately preceding calendar quarter, and as the dollar amount of annual total return on a year-to-year, rolling 12-month basis ended as of the end of the immediately preceding calendar quarter.

Average annual total return quotations are computed according to the following formula:

                                        n
                                  P (1+T) = ERV

   Where:

         P  =  beginning purchase payment of $1,000

         T  =  average annual total return

         n  =  number of years in period

        ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five-or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 09/30/00:



                                                                           SINCE
VARIABLE ACCOUNT SUB-ACCOUNTS                       1 YEAR    5 YEARS  INCEPTION
- -----------------------------                       ------    -------  ---------
CONSECO SERIES TRUST
Equity Portfolio .................................. 52.29         28.37    30.24
Balanced Portfolio ................................ 33.33         19.62    21.42
Fixed Income Portfolio ............................ (3.25)         3.49     5.66
Government Securities Portfolio ................... (4.08)         2.61     4.70
Conseco 20 Focus Portfolio (6) ....................  N/A            N/A    22.56
High Yield Portfolio (6) ..........................  N/A            N/A   (7.36)

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ...................  9.74           N/A     21.18
Alger American Leveraged AllCap Portfolio ......... 21.86          25.74    33.21
Alger American MidCap Growth Portfolio ............ 37.95           N/A     18.68
Alger American Small Capitalization Portfolio .....  7.41           7.18    13.00

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC .........
VP International .................................. 17.01           N/A     16.30
VP Value .......................................... (7.07)          N/A      5.29
VP Income and Growth .............................. (1.20)          N/A      4.25

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ........................... 45.04           N/A     17.81
Berger IPT--Growth and Income Fund ................ 39.02           N/A     25.42
Berger IPT--Small Company Growth Fund ............. 63.23           N/A     22.35
Berger/BIAM IPT--International Fund ...............  (.80)          N/A      5.48
Berger IPT --New Generation Fund ..................   N/A           N/A      (4.64)

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio ................... (5.53)          N/A        .90
Partners Portfolio ................................ (1.62)          N/A       6.61


                                                                           SINCE
VARIABLE ACCOUNT SUB-ACCOUNTS                        1 YEAR   5 YEARS  INCEPTION
- -----------------------------                        ------   -------  ---------
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ...............................  12.67        N/A      18.51

STRONG VARIABLE INSURANCE FUNDS, INC
Strong Mid Cap Growth Fund II .....................  45.50        N/A      39.30

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC ..................................  10.30        19.51    21.54

DREYFUS STOCK INDEX FUND ..........................   2.04        18.32    19.55

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ................  (9.83)        4.14     4.83
Federated International Equity Fund II ............  22.71        16.41    15.88





Federated Utility Fund II .........................  (7.25)        8.82     9.80

JANUS ASPEN SERIES
Aggressive Growth Portfolio .......................  42.84        27.75    30.73
Growth Portfolio ..................................  14.86        22.06    23.49
Worldwide Growth Portfolio ........................  24.17        24.64    26.70

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ...............................(14.44)        (1.07)  (.61)
Worldwide Emerging Markets Fund ...................   7.09        N/A      (2.40)
Worldwide Hard Assets Fund ........................   1.10        (1.61)     .43
Worldwide Real Estate Fund ........................   (.80)       N/A      (6.17)

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ...........   4.71        N/A       6.23
Dreyfus VIF International Value Portfolio .........  (9.36)       N/A       (.20)

INVESCO VARIABLE INVESTMENT FUNDS, INC
INVESCO VIF--High Yield Fund ......................  (8.11)       N/A      (3.47)
INVESCO VIF--Equity Income Fund ...................   3.21        N/A       5.06

LAZARD RETIREMENT SERIES, INC
Lazard Retirement Equity Portfolio ................  (3.20)       N/A       1.19
Lazard Retirement Small Cap Portfolio .............   4.88        N/A      (3.04)

LORD ABBETT SERIES FUND, INC
Growth & Income Portfolio .........................   5.82        N/A       4.84

MITCHELL HUTCHINS SERIES TRUST
Growth & Income Portfolio .........................  (2.14)       N/A      (2.28)

RYDEX VARIABLE TRUST
OTC Fund (6) ......................................    N/A        N/A      (14.66)
NOVA Fund (6) .....................................    N/A        N/A      (12.64)

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio (6)  N/A        N/A      (29.11)
Seligman Global Technology Portfolio(6) .............. N/A        N/A      (22.46)
- ----------
(1)  Since inception (May 1, 1998).

(2)  Since inception (July 25, 1994).

(3)  Since inception (June 1, 1995).

(4)  Since inception (May 1, 1996).

(5)  Since inception (May 1, 1997).

(6)  Since inception (May 1, 2000).


                             OTHER PERFORMANCE DATA

The Company may from time to time also illustrate average annual total returns in a non-standard format, as appears in the following "Gross Average Annual Total Returns" table, in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage will be assumed to be zero.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated. Performance data for the Variable Account investment options may be compared in advertisements, sales literature and reports to contract owners, with the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment option's performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings the Company has received from independent rating agencies. However, the Company does not guarantee the investment performance of the Variable Account investment options.

GROSS AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 09/30/00:


                                                                           SINCE
VARIABLE ACCOUNT SUB-ACCOUNTS                        1 YEAR   5 YEARS    INCEPTION
- -----------------------------                        ------   -------  ---------

CONSECO SERIES TRUST
Equity Portfolio ..................................  66.25        29.76    30.37
Balanced Portfolio ................................  45.58        20.93    21.56
Fixed Income Portfolio ............................   5.70         4.67     5.83
Government Securities Portfolio ...................   4.80         3.79     4.87
Conseco 20 Focus Portfolio ........................   N/A          N/A     33.58
High Yield Portfolio ..............................   N/A          N/A      1.02

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ...................  19.85        N/A      22.65
Alger American Leveraged AllCap Portfolio .........  33.08        27.13    34.06
Alger American MidCap Growth Portfolio ............  50.60        N/A      20.15





Alger American Small Capitalization Portfolio .....  17.32         8.41    13.77

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC .........
VP International ..................................  27.79        N/A      18.76
VP Value ..........................................   1.51        N/A       7.52
VP Income and Growth ..............................   7.92        N/A       7.78

                                                                           SINCE
VARIABLE ACCOUNT SUB-ACCOUNTS                        1 YEAR   5 YEARS    INCEPTION
- -----------------------------                      ------   -------    ---------
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT-Growth Fund ...........................  58.33         N/A     19.27
Berger IPT-Growth and Income Fund ................  51.77         N/A     26.95
Berger IPT-Small Company Growth Fund .............  78.20         N/A     23.86
Berger/BIAM IPT-- International Fund .............   8.37         N/A      7.74
Berger IPT-- New Generation Fund ..................  N/A          N/A      3.98

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio ...................  3.21        N/A      3.07
Partners Portfolio ................................  7.45        N/A      8.87

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ...............................  23.04       N/A      21.00

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II .....................  58.86       N/A      42.22

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC ..................................  20.46       20.81    22.34

DREYFUS STOCK INDEX FUND ..........................  11.45       19.60    20.34

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ................  (1.48)       5.32     5.56
Federated International Equity Fund II ............  34.02       17.69    16.68
Federated Utility Fund II .........................   1.33       10.03    10.55

JANUS ASPEN SERIES
Aggressive Growth Portfolio ....................... 55.98         29.15   31.60
Growth Portfolio .................................. 25.44         23.39   24.31
Worldwide Growth Portfolio ........................ 35.59         25.98   27.53

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ............................... (6.50)         (.08)     .12
Worldwide Emerging Markets Fund ................... 16.94          N/A     (1.16)
Worldwide Hard Assets Fund ........................ 10.44          (.46)    1.15
Worldwide Real Estate Fund ........................  8.35          N/A     (2.97)

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ...........  14.37        N/A       9.81
Dreyfus VIF International Value Portfolio .........   (.95)       N/A       3.18





INVESCO VARIABLE INVESTMENT FUNDS, INC ............
INVESCO VIF-High Yield Fund ......................     .40        N/A       (.19)
INVESCO VIF-Equity Income Fund ...................   12.73        N/A       8.61

LAZARD RETIREMENT SERIES, INC .....................
Lazard Retirement Equity Portfolio ................   5.74        N/A       4.61
Lazard Retirement Small Cap Portfolio .............  14.55        N/A        .26

LORD ABBETT SERIES FUND, INC ......................
Growth & Income Portfolio .........................  15.58        N/A       8.38

MITCHELL HUTCHINS SERIES TRUST
Growth & Income Portfolio .........................   6.90        N/A       1.03

RYDEX VARIABLE TRUST
OTC Fund (6) ......................................  N/A          N/A      (6.63)
NOVA Fund (6) .....................................  N/A          N/A      (4.53)

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio (6)N/A          N/A    (22.65)
Seligman Global Technology Portfolio (6) ..........  N/A          N/A    (15.41)



- ----------
(1)  Since inception (May 1, 1998).

(2)  Since inception (July 25, 1994).

(3)  Since inception (June 1, 1995).

(4)  Since inception (May 1, 1996).

(5)  Since inception (May 1, 1997).

(6)  Since inception (May 1, 2000).


There is no performance shown for the following sub-accounts because they were not available under the Contract until the date of the prospectus (May 1, 2000):
Conseco 20 Focus; Conseco High Yield; Berger IPT -- New Generation; Rydex OTC; Rydex Nova; Seligman Communications and Information; and Seligman Global Technology.

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulations issued by the Treasury Department (the "Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The  Company  intends  that  all  variable  Investment  Options  underlying  the
Contracts   will  be  managed  in  such  a  manner  as  to  comply   with  these
diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Variable Account.

Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Sections 401, 403(b), 408 or 457 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59-1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your beneficiary;
(e)under an immediate annuity; or (f) which are allocable to Purchase Payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59-1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the death proceeds will be paid to the beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten (10%) percent distribution penalty unless the beneficiary is 59-1/2 years old or one of the other exceptions to the penalty applies.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

The Contracts offered by the prospectus are designed to be suitable for use as an Individual Retirement Annuity (IRA). Generally, individuals who purchase IRAs are not taxed on increases to the value of the contributions until distribution occurs. Following is a general description of IRAs with which the Contract may be used. The description is not exhaustive and is for general informational purposes only.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax
Treatment  of  Withdrawals  --  Qualified   Contracts"   below.)  Under  certain
conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

SIMPLE IRAS

Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59-1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, ("conversion deposits") unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Special considerations apply to plans covering self-employed individuals, including limitations on contributions and benefits for key employees or 5 percent owners. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION
   PLAN UNDER SECTION 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33-1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

         attains age 70-1/2,
         separates from service,
         dies, or
         suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). This penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59-1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the qualified contract; (h) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual  Retirement  Annuity  without the  requirement  that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59-1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59-1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order, if otherwise permissible. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS -- QUALIFIED PLANS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70-1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                               ANNUITY PROVISIONS

DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT. On or after the Maturity Date when annuity payments commence, we determine the value of the Individual Account as the total of the product(s) of:

(a) the value of an Accumulation Unit for each Investment Option at the end of the Valuation Period immediately before the Valuation Period in which the first annuity payment is due and

(b) the number of Accumulation Units credited to the Individual Account with respect to each Investment Option as of the date the annuity is to commence. We will deduct any applicable premium taxes from the Individual Account value.

We then calculate the amount of the first monthly variable annuity payment by multiplying the Individual Account Value less any outstanding loans and applicable charges, which is to be applied to provide variable payments, by the amount of first monthly payment in accordance with annuity tables contained in the Contract. The amount of the first monthly payment varies according to the form of annuity you select, the age of the annuitant (for certain options) and the assumed net investment rate you select. The standard assumed investment rate
(AIR) is 3%. However, you may select a 5% AIR or such other rate as the Company may offer prior to the Maturity Date.

The AIR built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. If you select a 5% rate, rather than the standard 3% rate, it would produce a higher first payment, but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months was equal to the assumed rate, the annuity payments would be level during that period.

If a greater first monthly payment would result, Conseco will compute the first monthly payment on the same mortality basis as used in determining the first payment under immediate annuity contracts being issued for a similar class of annuitants at the date the first monthly payment is due under the Contract.

VALUE OF AN ANNUITY UNIT. On the Maturity Date, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Sub-account of the Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the Annuity Unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant and is the basis for calculating the amount of the second and subsequent annuity payments.

The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate sub-account for the immediately preceding Valuation Period and
(ii) a factor to neutralize the assumed net investment rate built into the annuity tables, for it is replaced by the actual net investment rate in step
(i). The daily factor for a 3 percent assumed net investment rate is .99991902; for a 5 percent rate, the daily factor is .99986634.

AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS. The amounts of subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the annuitant for the applicable sub-account by (ii) the Annuity Unit value for the sub-account. If Annuity units are established for more than one sub-account, the calculation is made separately and the results combined to determine the total monthly variable annuity payment.

1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Investment Option. If payments were based on the investment experience of more than one Investment Option, the same procedure would be followed to determine the portion of the monthly payment attributed to each Investment Option.

2. FIRST MONTHLY PAYMENT. Assume that at the Maturity Date there are 40,000 Accumulation Units credited under a particular Individual Account and that the value of an Accumulation Unit for the second Valuation Period prior to the Maturity Date was $1.40000000; this produces a total value for the Individual sub-account of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $5.22 per $1,000 of value applied; the first monthly payment to the annuitant would thus be 56 multiplied by $5.22, or $292.32.

Assume that the Annuity Unit value for the Valuation Period in which the first monthly payment was due was $1.30000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the participant: $292.32 $1.30000000 produces 224.862 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the second Valuation Period preceding the due date of the second monthly payment. This is multiplied by
 .99753980 to neutralize the assumed net investment rate of 3 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00751520. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30976976.

The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 224.862 times $1.30976976 produces a payment of $294.52.

                              FINANCIAL STATEMENTS

Audited financial statements of Conseco Variable Annuity Account E and Conseco Variable Insurance Company as of December 31, 1999 are included herein. Unaudited financial statements of Conseco Variable Annuity Account E as of September 30, 2000 are also included herein.




                                     CONSECO VARIABLE ANNUITY ACCOUNT E
                                    STATEMENT OF ASSETS AND LIABILITIES
                                             SEPTEMBER 30, 2000
                                                 Unaudited
-----------------------------------------------------------------------------------------------------------

ASSETS:

    Investments in portfolio shares (Note 2):
                                                                                                  Net Asset
                                                              Shares              Cost              Value
                                                           ------------        ----------        ----------
       The Alger American Fund:
          Growth Portfolio                                    381,918.9       $21,423,697       $21,162,129
          Leveraged AllCap Portfolio                          413,863.9        19,063,549        20,569,034
          MidCap Growth Portfolio                             169,051.7         5,063,912         5,764,664
          Small Capitalization Portfolio                      436,606.8        15,149,391        12,788,214

       American Century Variable Portfolios, Inc:
          Income and Growth Fund                              168,524.0         1,249,819         1,289,209
          International Fund                                  123,359.7         1,231,994         1,332,285
          Value Fund                                          542,967.3         3,094,217         3,203,507

       Berger Institutional Products Trust:
          Growth Fund                                         185,096.9         3,055,471         4,020,305
          Growth and Income Fund                              341,567.2         7,190,253         9,956,683
          International Fund                                  181,210.1         1,891,698         2,401,034
          New Generation Fund                                  46,107.4           422,721           482,283
          Small Company Growth Fund                           142,498.2         3,134,784         3,898,750

       Conseco Series Trust:
          Balanced Portfolio                                1,441,555.0        20,491,710        25,280,387
          Conseco 20 Focus Portfolio                           69,908.3           903,413           939,334
          Equity Portfolio                                  1,799,409.6        40,322,400        53,410,367
          Fixed Income Portfolio                              939,143.9         9,047,361         8,924,830
          Government Securities Portfolio                     345,825.5         3,845,677         3,874,739
          High Yield Portfolio                                 10,824.8           108,793           108,781
          Money Market Portfolio                           14,391,588.7        14,391,589        14,391,589

       Dreyfus Stock Index Fund                             1,242,528.4        38,598,638        46,656,940

       The Dreyfus Socially Responsible Growth Fund, Inc.     261,896.7         8,667,793        10,420,869

       Dreyfus Variable Investment Fund:
          Disciplined Stock Portfolio                          91,816.0         2,492,486         2,501,069
          International Value Portfolio                        24,735.3           357,821           348,026

       Federated Insurance Series:
          High Income Bond Fund II                            368,392.2         3,725,750         3,352,369
          International Equity Fund II                        110,536.9         2,483,774         2,266,005
          Utility Fund II                                     202,660.0         2,892,944         2,752,123

       Invesco Variable Investment Funds, Inc:
          Equity Income Fund                                   28,600.0           613,833           636,064
          High Yield Fund                                     408,385.6         4,745,797         4,618,841

       Janus Aspen Series:
          Aggressive Growth Portfolio                         502,555.5        23,662,372        26,560,058
          Growth Portfolio                                  1,067,665.9        29,207,033        34,090,572
          Worldwide Growth Portfolio                        1,166,389.2        36,854,498        49,524,885

       Lazard Retirement Series, Inc:
          Equity Portfolio                                     17,844.0           203,416           205,920
          Small Cap Portfolio                                  40,497.8           438,338           456,005

       Lord Abbett Series Fund, Inc
          Growth and Income Portfolio                          49,106.0         1,092,067         1,154,974

       Mitchell Hutchins Series Trust:
          Growth and Income Portfolio                           6,801.6           103,924            99,575

       Neuberger Berman Advisers Management Trust:
          Limited Maturity Bond Portfolio                     119,699.7         1,560,390         1,541,732
          Partners Portfolio                                  266,100.3         4,558,364         4,278,893

       Rydex Variable Trust:
          Nova Fund                                             3,685.9            62,846            59,232
          OTC Fund                                             45,956.4         1,769,807         1,614,909

       Seligman Portfolios, Inc.:
          Communications and Information Portfolio             19,916.0           509,069           471,411
          Global Technology Portfolio                           7,933.7           225,189           207,782

       Strong Variable Insurance Funds, Inc:
          Mid Cap Growth Fund II                              198,636.5         5,491,073         6,729,804
       Strong Opportunity Fund II , Inc                        86,570.9         2,112,531         2,380,700

       Van Eck Worldwide Insurance Trust:
          Worldwide Bond Fund                                  49,911.6           520,344           492,128
          Worldwide Emerging Markets Fund                     211,923.9         2,378,355         2,284,540
          Worldwide Hard Assets Fund
             (formerly Gold and Natural
             Resources Fund) (Note 1)                         123,849.6         1,374,426         1,458,948
          Worldwide Real Estate Fund                            9,776.5            97,225            99,915
------------------------------------------------------------------------------------------------------------
             TOTAL ASSETS                                                                       401,062,413
============================================================================================================
LIABILITIES:

       Amounts payable to Conseco Variable Insurance Company                                        440,158
------------------------------------------------------------------------------------------------------------
             NET ASSETS (NOTE 6)                                                              $ 400,622,255
============================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                     CONSECO VARIABLE ANNUITY ACCOUNT E
                                    STATEMENT OF ASSETS AND LIABILITIES
                                             SEPTEMBER 30, 2000
                                                 Unaudited

-----------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO:                                                                     Total Value
       Contract owners' deferred annuity reserves:             Units           Unit Value         of Units
                                                            -----------------------------       -----------
       The Alger American Fund:
          Growth Portfolio                                  8,580,866.6         $2.463449       $21,138,527
          Leveraged AllCap Portfolio                        4,297,988.6          4.779690        20,543,053
          MidCap Growth Portfolio                           2,560,121.5          2.249270         5,758,404
          Small Capitalization Portfolio                    6,417,164.0          1.990627        12,774,180

       American Century Variable Portfolios, Inc.:
          Income and Growth Fund                            1,074,624.6          1.198342         1,287,768
          International Fund                                  739,269.6          1.799166         1,330,069
          Value Fund                                        2,497,357.5          1.281185         3,199,577

       Berger Institutional Products Trust:
          Growth Fund                                       1,844,182.2          2.177613         4,015,915
          Growth and Income Fund                            3,467,018.5          2.868667         9,945,722
          International Fund                                1,859,307.4          1.289902         2,398,324
          New Generation Fund                                 463,319.3          1.039844           481,780
          Small Company Growth Fund                         1,513,625.7          2.572988         3,894,541

       Conseco Series Trust:
          Balanced Portfolio                                7,546,254.4          3.346325        25,252,220
          Conseco 20 Focus Portfolio                          702,655.2          1.335776           938,590
          Equity Portfolio                                 10,340,325.4          5.159191        53,347,714
          Fixed Income Portfolio                            6,280,489.2          1.419436         8,914,752
          Government Securities Portfolio                   2,883,505.0          1.342222         3,870,304
          High Yield Portfolio                                107,562.2          1.010237           108,663
          Money Market Portfolio                           11,398,125.4          1.260987        14,372,888

       Dreyfus Stock Index Fund                            17,347,165.9          2.686442        46,602,155

       The Dreyfus Socially Responsible Growth Fund, Inc.   3,549,192.7          2.932862        10,409,292

       Dreyfus Variable Investment Fund:
          Disciplined Stock Portfolio                       1,993,776.3          1.253877         2,499,950
          International Value Portfolio                       322,296.1          1.078618           347,634

       Federated Insurance Series:
          High Income Bond Fund II                          2,505,538.1          1.335120         3,345,194
          International Equity Fund II                        993,888.3          2.278177         2,264,253
          Utility Fund II                                   1,609,238.6          1.708297         2,749,057

       Invesco Variable Investment Funds, Inc.:
          Equity Income Fund                                  520,348.0          1.221009           635,350
          High Yield Fund                                   4,635,120.3          0.995347         4,613,553

       Janus Aspen Series:
          Aggressive Growth Portfolio                       6,128,839.6          4.328951        26,531,446
          Growth Portfolio                                 10,661,773.6          3.193923        34,052,884
          Worldwide Growth Portfolio                       13,512,656.6          3.660951        49,469,174

       Lazard Retirement Series, Inc.:
          Equity Portfolio                                    184,533.8          1.114986           205,753
          Small Cap Portfolio                                 452,736.5          1.006304           455,591

       Lord Abbett Series Fund, Inc.:
          Growth and Income Portfolio                         949,636.5          1.214694         1,153,518

       Mitchell Hutchins Series Trust:
          Growth and Income Portfolio                          97,020.2          1.025193            99,464

       Neuberger Berman Advisers Management Trust:
          Limited Maturity Bond Portfolio                   1,389,104.9          1.108785         1,540,219
          Partners Portfolio                                3,192,963.5          1.336822         4,268,424

       Rydex Variable Trust:
          Nova Fund                                             3,368.4         17.572956            59,193
          OTC Fund                                             44,206.1         36.494889         1,613,297

       Seligman Portfolios, Inc.:
          Communications and Information Portfolio            608,825.8          0.773517           470,937
          Global Technology Portfolio                         245,440.3          0.845863           207,609

       Strong Variable Insurance Funds, Inc.:
          Mid Cap Growth Fund II                            2,017,837.9          3.331422         6,722,270
       Strong Opportunity Fund II , Inc.                    1,239,773.9          1.918130         2,378,048

       Van Eck Worldwide InsuranceTrust:
          Worldwide Bond Fund                                 488,339.0          1.006586           491,555
          Worldwide Emerging Markets Fund                   2,402,163.8          0.949969         2,281,981
          Worldwide Hard Assets Fund
             (formerly Gold and Natural
             Resources Fund) (Note 1)                       1,370,856.8          1.063044         1,457,281
          Worldwide Hard Assets Fund  (Note 1)                     65.5          1.363917                89
          Worldwide Real Estate Fund                          107,350.9          0.929701            99,804
------------------------------------------------------------------------------------------------------------
                NET ASSETS                                                                   $  400,597,966
===========================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                     CONSECO VARIABLE ANNUITY ACCOUNT E
                                    STATEMENT OF ASSETS AND LIABILITIES
                                             SEPTEMBER 30, 2000
                                                 Unaudited

===========================================================================================================
                                                                                               Reported
                                                                                                 Value
                                                                                            ---------------
Net assets attributable to contract owners' deferred annuity reserves (from page 3)           $400,597,966
    Contract owners' annuity payment reserves:
       Conseco Series Trust:
          Equity Portfolio                                                                           2,811
          Money Market Portfolio                                                                     5,557
       Alger Leveraged                                                                               2,616
       Dreyfus Stock Index Fund                                                                      2,811
       Federated Insurance Series:
          High Income Bond Fund II                                                                   5,067
       Neuberger Berman Advisers Management Trust:
          Partners Portfolio                                                                         5,427

-----------------------------------------------------------------------------------------------------------
                NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS' ANNUITY PAYMENT RESERVES                24,289
-----------------------------------------------------------------------------------------------------------

                NET ASSETS                                                                  $  400,622,255
===========================================================================================================

   The accompanying notes are an integral part of these financial statements.




                                                                                             THE ALGER AMERICAN FUNDS
                                                                              ------------------------------------------------------
                     CONSECO VARIABLE ANNUITY ACCOUNT E
                           STATEMENT OF OPERATIONS
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000                                Leveraged                    Small
                                  Unaudited                                      Growth      All Cap       MidCap     Capitalization
====================================================================================================================================
Investment income:
    Dividends from investments in portfolio shares                              $2,257,116   $1,969,076      $509,496   $4,072,890
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk fees                                                171,490      191,022        42,961      114,318
    Administrative fees                                                             20,579       22,923         5,155       13,718
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                              192,069      213,945        48,116      128,036
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income                                                  2,065,047    1,755,131       461,380    3,944,854
------------------------------------------------------------------------------------------------------------------------------------


Net realized gains (losses) and unrealized appreciation (depreciation)
  on investments:
    Net realized gains (losses) on sales of investments in portfolio shares        455,152    2,179,893       199,016     (235,274)
    Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares                                       (2,978,947)  (5,162,823)       48,360   (5,044,177)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares                    (2,523,795)  (2,982,930)      247,376   (5,279,451)
------------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets from operations               ($458,748) ($1,227,799)     $708,756  ($1,334,597)
====================================================================================================================================







    AMERICAN CENTURY VARIABLE PORTFOLIOS                          BERGER INSTITUTIONAL PRODUCTS TRUST
---------------------------------------------   -------------------------------------------------------------------


  Income and                                                  Growth and                    New          Small
    Growth        International    Value           Growth       Income     International Generation     Company
===================================================================================================================


        $6,164         $37,300      $144,979              $0            $0           $0           $0            $0
-------------------------------------------------------------------------------------------------------------------


        10,912          19,109        31,121          34,813        87,054       25,569        1,603        29,037
         1,309           2,293         3,735           4,177        10,446        3,068          192         3,484
-------------------------------------------------------------------------------------------------------------------
        12,221          21,402        34,856          38,990        97,500       28,637        1,795        32,521
-------------------------------------------------------------------------------------------------------------------
        (6,057)         15,898       110,123         (38,990)      (97,500)     (28,637)      (1,795)      (32,521)
-------------------------------------------------------------------------------------------------------------------




        47,383         562,840      (487,973)        337,895       758,433      165,416        1,478       476,376

       (81,054)       (881,151)      460,641           7,105        38,792     (423,341)      59,562       (67,970)
-------------------------------------------------------------------------------------------------------------------
       (33,671)       (318,311)      (27,332)        345,000       797,225     (257,925)      61,040       408,406
-------------------------------------------------------------------------------------------------------------------
      ($39,728)      ($302,413)      $82,791        $306,010      $699,725    ($286,562)     $59,245      $375,885
===================================================================================================================



                                      CONSECO SERIES TRUST PORTFOLIOS
---------------------------------------------------------------------------------------------------
                 Conseco                        Fixed      Government       High         Money
   Balanced      20 Focus         Equity        Income     Securities      Yield        Market
===================================================================================================

      $465,338           $0          $38,851     $430,734      $214,598         $815      $575,869
---------------------------------------------------------------------------------------------------


       222,008        1,327          448,419       77,879        45,179          193       122,431
        26,641          159           53,810        9,346         5,422           23        14,692
---------------------------------------------------------------------------------------------------
       248,649        1,486          502,229       87,225        50,601          216       137,123
---------------------------------------------------------------------------------------------------
       216,689       (1,486)        (463,378)     343,509       163,997          599       438,746
---------------------------------------------------------------------------------------------------




       303,960       11,961          510,598     (159,417)     (135,440)          59             0

     3,920,784       35,921       11,016,962      284,724       240,383          (12)            0
---------------------------------------------------------------------------------------------------
     4,224,744       47,882       11,527,560      125,307       104,943           47             0
---------------------------------------------------------------------------------------------------
    $4,441,433      $46,396      $11,064,182     $468,816      $268,940         $646      $438,746
===================================================================================================












                                  DREYFUS VARIABLE                                                            INVESCO VARIABLE
                                  INVESTMENT FUNDS                  FEDERATED INSURANCE SERIES                INSURANCE FUNDS
                           -------------------------------   -----------------------------------------   ---------------------------
     DREYFUS
    SOCIALLY      DREYFUS
   RESPONSIBLE     STOCK       Disciplined   International      High Income  International                    Equity
     GROWTH        INDEX          Stock          Value            Bond II     Equity II    Utility II         Income     High Yield
====================================================================================================================================

      $1,574     $393,992             $66         $7,254         $355,434     $298,739      $142,170              $0            $0
------------------------------------------------------------------------------------------------------------------------------------


      95,808      450,132           6,886          2,746           34,163       16,453        26,613           6,392        47,264
      11,497       54,016             826            329            4,100        1,974         3,194             767         5,672
------------------------------------------------------------------------------------------------------------------------------------
     107,305      504,148           7,712          3,075           38,263       18,427        29,807           7,159        52,936
------------------------------------------------------------------------------------------------------------------------------------
    (105,731)    (110,156)         (7,646)         4,179          317,171      280,312       112,363          (7,159)      (52,936)
------------------------------------------------------------------------------------------------------------------------------------




     508,830    2,962,748          47,323            425         (242,094)     348,293       (19,818)         72,518      (114,689)

    (307,755)  (4,086,924)        (31,574)       (16,602)        (200,133)    (918,221)     (143,063)        (26,125)       31,426
------------------------------------------------------------------------------------------------------------------------------------
     201,075   (1,124,176)         15,749        (16,177)        (442,227)    (569,928)     (162,881)         46,393       (83,263)
------------------------------------------------------------------------------------------------------------------------------------
     $95,344  ($1,234,332)         $8,103       ($11,998)       ($125,056)   ($289,616)     ($50,518)        $39,234     ($136,199)
====================================================================================================================================




                                                                                                              NEUBERGER BERMAN
                                                   LAZARD RETIREMENT                                        ADVISERS MANAGEMENT
      JANUS ASPEN SERIES PORTFOLIOS                SERIES PORTFOLIOS            LORD         MITCHELL         TRUST PORTFOLIOS
------------------------------------------   -------------------------------   ABBETT        HUTCHINS    ---------------------------
                                                                               SERIES         SERIES
                                                                                TRUST         TRUST
  Aggressive                  Worldwide                                        GROWTH         GROWTH       Limited
    Growth        Growth       Growth            Equity        Small Cap     AND INCOME     AND INCOME   Maturity Bond  Partners
====================================================================================================================================

 $2,763,652   $2,621,590    $4,114,245               $23             $40            $0         $5,491      $84,913    $1,082,126
------------------------------------------------------------------------------------------------------------------------------------


    219,429      312,315       475,371             3,258           2,862         9,851            796       12,090        57,621
     26,332       37,478        57,044               391             343         1,182             96        1,451         6,914
------------------------------------------------------------------------------------------------------------------------------------
    245,761      349,793       532,415             3,649           3,205        11,033            892       13,541        64,535
------------------------------------------------------------------------------------------------------------------------------------
  2,517,891    2,271,797     3,581,830            (3,626)         (3,165)      (11,033)         4,599       71,372     1,017,591
------------------------------------------------------------------------------------------------------------------------------------




  1,137,734    2,903,404     1,711,732            39,623          17,773        16,689          1,651      (34,233)     (593,576)

 (4,693,870)  (4,560,334)   (7,684,041)          (83,660)         15,004        63,087        (11,396)       3,299      (455,275)
------------------------------------------------------------------------------------------------------------------------------------
 (3,556,136)  (1,656,930)   (5,972,309)          (44,037)         32,777        79,776         (9,745)     (30,934)   (1,048,851)
------------------------------------------------------------------------------------------------------------------------------------
($1,038,245)    $614,867   ($2,390,479)         ($47,663)        $29,612       $68,743        ($5,146)     $40,438      ($31,260)
====================================================================================================================================






                                                                       STRONG
                                                                      VARIABLE
                                                                      INSURANCE
    RYDEX VARIABLE TRUST              SELIGMAN PORTFOLIOS                FUNDS
----------------------------     -----------------------------     ----------------

                                   Communications                                     STRONG
                                        and              Global        Mid Cap      OPPORTUNITY
   Nova            OTC               Information       Technology     Growth II       FUND II
================================================================================================

      $1,594        $52,797                 $0             $0                 $0             $0
------------------------------------------------------------------------------------------------


          73          3,332                970            358             53,543         20,612
           9            400                116             43              6,425          2,473
------------------------------------------------------------------------------------------------
          82          3,732              1,086            401             59,968         23,085
------------------------------------------------------------------------------------------------
       1,512         49,065             (1,086)          (401)           (59,968)       (23,085)
------------------------------------------------------------------------------------------------




          33          9,620             (3,939)           (82)           490,646        189,185

      (3,614)      (154,898)           (37,658)       (17,407)            92,170        (63,736)
------------------------------------------------------------------------------------------------
      (3,581)      (145,278)           (41,597)       (17,489)           582,816        125,449
------------------------------------------------------------------------------------------------
     ($2,069)      ($96,213)          ($42,683)      ($17,890)          $522,848       $102,364
================================================================================================











          VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------------------------------------------------------------
                                                      Old (1)        Combined
               Emerging       Hard          Real        Hard           Total
   Bond        Markets       Assets        Estate      Assets
==============================================================   ===============

  $108,980           $0       $15,575       $1,594         $0       $22,775,075
--------------------------------------------------------------   ---------------

    13,866       19,908        14,016        1,018          0         3,584,191
     1,664        2,389         1,682          122          0           430,101
--------------------------------------------------------------   ---------------
    15,530       22,297        15,698        1,140          0         4,014,292
--------------------------------------------------------------   ---------------
    93,450      (22,297)         (123)         454          0        18,760,783
--------------------------------------------------------------   ---------------



  (222,952)     340,435      (101,268)       5,583          0        14,463,950

    51,389     (899,050)      200,455        6,553          0       (22,458,194)
--------------------------------------------------------------   ---------------
  (171,563)    (558,615)       99,187       12,136          0        (7,994,244)
--------------------------------------------------------------   ---------------
  ($78,113)   ($580,912)      $99,064      $12,590         $0       $10,766,539
==============================================================   ===============

                                                                                             THE ALGER AMERICAN FUNDS
                                                                              ------------------------------------------------------
                     STATEMENT OF CHANGES IN NET ASSETS
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000                                Leveraged                    Small
                                 Unaudited                                       Growth      All Cap       MidCap     Capitalization
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
    Net investment income                                                      $ 2,065,047  $ 1,755,131    $  461,380  $ 3,944,854
    Net realized gains (losses) on sales of investments in portfolio shares        455,152    2,179,893       199,016     (235,274)
    Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares                                       (2,978,947)  (5,162,823)       48,360   (5,044,177)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations                      (458,748)  (1,227,799)      708,756   (1,334,597)
------------------------------------------------------------------------------------------------------------------------------------

Changes from contract owners' transactions:
    Net contract purchase payments                                               3,870,274    4,781,586     1,202,584    1,337,575
    Contract redemptions                                                        (1,215,401)  (1,176,433)     (134,536)  (1,145,828)
    Net transfers                                                                5,286,263     (590,781)      636,535    2,223,881
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract owners' transactions  7,941,136    3,014,372     1,704,583    2,415,628
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets                                  7,482,388    1,786,573     2,413,339    1,081,031
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period                                                 13,656,143   18,759,096     3,345,066   11,693,147
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period (Note 6)                                   $21,138,531  $20,545,669    $5,758,405  $12,774,178
====================================================================================================================================


     AMERICAN CENTURY VARIABLE PORTFOLIOS                         BERGER INSTITUTIONAL PRODUCTS TRUST
---------------------------------------------   -------------------------------------------------------------------

  Income and                                                  Growth and                    New          Small
    Growth        International    Value           Growth       Income     International Generation     Company
===================================================================================================================
       ($6,057)        $15,898      $110,123        ($38,990)     ($97,500)    ( 28,637)     ($1,795)     ($32,521)
        47,383         562,840      (487,973)        337,895       758,433      165,416        1,478       476,376

       (81,054)       (881,151)      460,641           7,105        38,792     (423,341)      59,562       (67,970)
-------------------------------------------------------------------------------------------------------------------
       (39,728)       (302,413)       82,791         306,010       699,725     (286,562)      59,245       375,885
-------------------------------------------------------------------------------------------------------------------


       225,189         354,920       335,945         337,057     1,664,223      176,475       96,291     1,080,477
       (38,800)        (72,583)     (156,612)       (249,248)     (804,149)    (510,928)     (12,088)     (112,800)
       201,108      (1,254,745)     (784,776)        774,656       782,302       23,086      338,332        86,862
-------------------------------------------------------------------------------------------------------------------
       387,497        (972,408)     (605,443)        862,465     1,642,376     (311,367)     422,535     1,054,539
-------------------------------------------------------------------------------------------------------------------
       347,769      (1,274,821)     (522,652)      1,168,475     2,342,101     (597,929)     481,780     1,430,424
-------------------------------------------------------------------------------------------------------------------
       939,999       2,604,890     3,722,229       2,847,440     7,603,620    2,996,253            0     2,464,116
-------------------------------------------------------------------------------------------------------------------
    $1,287,768      $1,330,069    $3,199,577      $4,015,915    $9,945,721   $2,398,324     $481,780    $3,894,540
===================================================================================================================


                                   CONSECO SERIES TRUST PORTFOLIOS
---------------------------------------------------------------------------------------------------
                 Conseco                        Fixed      Government       High         Money
   Balanced      20 Focus         Equity        Income     Securities      Yield        Market
===================================================================================================
      $216,689      ($1,486)       ($463,378)    $343,509      $163,997         $599      $438,746
       303,960       11,961          510,598     (159,417)     (135,440)          59             0

     3,920,784       35,921       11,016,962      284,724       240,383          (12)            0
---------------------------------------------------------------------------------------------------
     4,441,433       46,396       11,064,182      468,816       268,940          646       438,746
---------------------------------------------------------------------------------------------------


     2,044,378       83,094        3,890,674      692,969       655,495       22,668     5,362,262
    (1,314,339)      (2,027)      (2,107,131)    (816,874)     (716,301)           0    (3,330,691)
    (1,676,735)     811,126         (382,312)   1,410,551    (1,101,463)      85,350    (2,787,276)
---------------------------------------------------------------------------------------------------
      (946,696)     892,193        1,401,231    1,286,646    (1,162,269)     108,018      (755,705)
---------------------------------------------------------------------------------------------------
     3,494,737      938,589       12,465,413    1,755,462      (893,329)     108,664      (316,959)
---------------------------------------------------------------------------------------------------
    21,757,485            0       40,885,109    7,159,291     4,763,633            0    14,695,407
---------------------------------------------------------------------------------------------------
   $25,252,222     $938,589      $53,350,522   $8,914,753    $3,870,304     $108,664   $14,378,448
===================================================================================================




                                   DREYFUS VARIABLE                                                           INVESCO VARIABLE
                                  INVESTMENT FUNDS                  FEDERATED INSURANCE SERIES                INSURANCE FUNDS
                           -------------------------------   -----------------------------------------   ---------------------------
     DREYFUS
    SOCIALLY      DREYFUS
   RESPONSIBLE     STOCK       Disciplined   International      High Income  International                    Equity
     GROWTH        INDEX          Stock          Value            Bond II     Equity II    Utility II         Income     High Yield
====================================================================================================================================

   ($105,731)   ($110,156)        ($7,646)        $4,179         $317,171     $280,312      $112,363         ($7,159)     ($52,936)
     508,830    2,962,748          47,323            425         (242,094)     348,293       (19,818)         72,518      (114,689)

    (307,755)  (4,086,924)        (31,574)       (16,602)        (200,133)    (918,221)     (143,063)        (26,125)       31,426
------------------------------------------------------------------------------------------------------------------------------------
      95,344   (1,234,332)          8,103        (11,998)        (125,056)    (289,616)      (50,518)         39,234      (136,199)
------------------------------------------------------------------------------------------------------------------------------------


   1,881,418    7,181,433         281,389        112,576          387,003      467,223       270,349          71,290       398,999
    (381,653)  (2,792,099)        (30,593)       (13,832)        (253,045)    (101,930)     (153,646)        (76,222)     (688,119)
    (884,209)  (6,084,858)      1,825,082        159,698       (1,028,292)     455,745      (152,032)         26,679       181,575
------------------------------------------------------------------------------------------------------------------------------------
     615,556   (1,695,524)      2,075,878        258,442         (894,334)     821,038       (35,329)         21,747      (107,545)
------------------------------------------------------------------------------------------------------------------------------------
     710,900   (2,929,856)      2,083,981        246,444       (1,019,390)     531,422       (85,847)         60,981      (243,744)
------------------------------------------------------------------------------------------------------------------------------------
   9,698,393   49,534,816         415,970        101,191        4,369,652    1,732,831     2,834,904         574,369     4,857,298
------------------------------------------------------------------------------------------------------------------------------------
 $10,409,293  $46,604,960      $2,499,951       $347,635       $3,350,262   $2,264,253    $2,749,057        $635,350    $4,613,554
====================================================================================================================================



                                                                                                              NEUBERGER BERMAN
                                                   LAZARD RETIREMENT                                        ADVISERS MANAGEMENT
      JANUS ASPEN SERIES PORTFOLIOS                SERIES PORTFOLIOS            LORD         MITCHELL         TRUST PORTFOLIOS
------------------------------------------   -------------------------------   ABBETT        HUTCHINS    ---------------------------
                                                                               SERIES         SERIES
                                                                                TRUST         TRUST
  Aggressive                  Worldwide                                        GROWTH         GROWTH       Limited
    Growth        Growth       Growth            Equity        Small Cap     AND INCOME     AND INCOME   Maturity Bond  Partners
====================================================================================================================================

 $2,517,891   $2,271,797    $3,581,830           ($3,626)        ($3,165)     ($11,033)        $4,599      $71,372    $1,017,591
  1,137,734    2,903,404     1,711,732            39,623          17,773        16,689          1,651      (34,233)     (593,576)

 (4,693,870)  (4,560,334)   (7,684,041)          (83,660)         15,004        63,087        (11,396)       3,299      (455,275)
------------------------------------------------------------------------------------------------------------------------------------
 (1,038,245)     614,867    (2,390,479)          (47,663)         29,612        68,743         (5,146)      40,438       (31,260)
------------------------------------------------------------------------------------------------------------------------------------


  6,871,843    6,304,821     7,459,958            21,589          99,004       280,664         62,735      274,747       432,268
   (757,298)  (3,090,660)   (2,233,555)          (12,423)         (1,084)      (31,727)        (8,211)     (70,289)     (289,426)
  5,511,880   (1,407,431)     (747,031)         (768,219)        137,221       (81,854)       (27,267)      11,814    (1,214,839)
------------------------------------------------------------------------------------------------------------------------------------
 11,626,425    1,806,730     4,479,372          (759,053)        235,141       167,083         27,257      216,272    (1,071,997)
------------------------------------------------------------------------------------------------------------------------------------
 10,588,180    2,421,597     2,088,893          (806,716)        264,753       235,826         22,111      256,710    (1,103,257)
------------------------------------------------------------------------------------------------------------------------------------
 15,943,265   31,631,290    47,380,277         1,012,468         190,838       917,691         77,353    1,283,509     5,377,108
------------------------------------------------------------------------------------------------------------------------------------
$26,531,445  $34,052,887   $49,469,170          $205,752        $455,591    $1,153,517        $99,464   $1,540,219    $4,273,851
====================================================================================================================================





                                                                       STRONG
                                                                      VARIABLE
                                                                      INSURANCE
    RYDEX VARIABLE TRUST              SELIGMAN PORTFOLIOS                FUNDS
----------------------------     -----------------------------     ----------------

                                   Communications                                     STRONG
                                        and              Global        Mid Cap      OPPORTUNITY
   Nova            OTC               Information       Technology     Growth II       FUND II
================================================================================================

      $1,512        $49,065            ($1,086)         ($401)          ($59,968)      ($23,085)
          33          9,620             (3,939)           (82)           490,646        189,185

      (3,614)      (154,898)           (37,658)       (17,407)            92,170        (63,736)
------------------------------------------------------------------------------------------------
      (2,069)       (96,213)           (42,683)       (17,890)           522,848        102,364
------------------------------------------------------------------------------------------------


      20,035        360,876            124,331        129,985          1,639,670        454,110
           0         (4,313)           (14,247)          (312)          (623,055)       (99,011)
      41,227      1,352,946            403,536         95,826            785,249        116,364
------------------------------------------------------------------------------------------------
      61,262      1,709,509            513,620        225,499          1,801,864        471,463
------------------------------------------------------------------------------------------------
      59,193      1,613,296            470,937        207,609          2,324,712        573,827
------------------------------------------------------------------------------------------------
           0              0                  0              0          4,397,558      1,804,221
------------------------------------------------------------------------------------------------
     $59,193     $1,613,296           $470,937       $207,609         $6,722,270     $2,378,048
================================================================================================




















          VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
--------------------------------------------------------------

                                                      Old (1)        Combined
               Emerging       Hard          Real        Hard           Total
   Bond        Markets       Assets        Estate      Assets
==============================================================   ===============

   $93,450     ($22,297)        ($123)        $454         $0       $18,760,783
  (222,952)     340,435      (101,268)       5,583          0        14,463,950

    51,389     (899,050)      200,455        6,553          0       (22,458,194)
--------------------------------------------------------------   ---------------
   (78,113)    (580,912)       99,064       12,590          0        10,766,539
--------------------------------------------------------------   ---------------


    36,997      322,955       126,522        7,606          0        64,296,532
  (157,280)    (105,766)     (127,441)      (5,835)         0       (26,039,841)
(1,603,390)     302,275       (50,075)      19,602          0         1,459,186
--------------------------------------------------------------   ---------------
(1,723,673)     519,464       (50,994)      21,373          0        39,715,877
--------------------------------------------------------------   ---------------
(1,801,786)     (61,448)       48,070       33,963          0        50,482,416
--------------------------------------------------------------   ---------------
 2,293,341    2,343,429     1,409,211       65,841         91       350,139,839
--------------------------------------------------------------   ---------------
  $491,555   $2,281,981    $1,457,281      $99,804        $91      $400,622,255
==============================================================   ===============

   The accompanying notes are an integral part of these financial statements.

                       CONSECO VARIABLE ANNUITY ACCOUNT E
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited

(1)  GENERAL

     Conseco Variable Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
     Growth Portfolio (June 1, 1996)
     Leveraged AllCap Portfolio (June 1, 1995)
     MidCap Growth Portfolio (June 1, 1996)
     Small Capitalization Portfolio (June 1, 1995)

AMERICAN  CENTURY  VARIABLE PORTFOLIOS, INC.
     Income and Growth Fund (May 1, 1998)
     International Fund  (May 1, 1997)
     Value Fund (May 1, 1997)

BERGER INSTITUTIONAL PRODUCTS TRUST
     Growth Fund (June 1, 1996)
     Growth and Income Fund (June 1, 1996)
     International Fund (May 1, 1997)
     New Generation Fund (May 1, 2000)
     Small Company Growth Fund (June 1, 1996)

CONSECO SERIES TRUST
     Balanced Portfolio (July 25, 1994)
     Conseco 20 Focus Portfolio (May 1, 2000)
     Equity Portfolio (July 25, 1994)
     Fixed Income Portfolio (July 25, 1994)
     Government Securities Portfolio (July 25, 1994)
     High Yield Portfolio (May 1, 2000)
     Money Market Portfolio (July 25, 1994)

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (JUNE 1, 1995)

DREYFUS STOCK INDEX FUND (JUNE 1, 1995)

DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
     Disciplined Stock Portfolio
     International Value Portfolio

FEDERATED INSURANCE SERIES (JUNE 1, 1995)
     High Income Bond Fund II
     International Equity Fund II
     Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
     Equity Income Fund
     High Yield Fund

JANUS ASPEN SERIES (JUNE 1, 1995)
     Aggressive Growth Portfolio
     Growth Portfolio
     Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
     Equity Portfolio
     Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
     Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
     Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (MAY 1, 1997)
     Limited Maturity Bond Portfolio
     Partners Portfolio

RYDEX VARIABLE TRUST (MAY 1, 2000)
     Nova Fund
     OTC Fund

                       CONSECO VARIABLE ANNUITY ACCOUNT E
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited


(1)  GENERAL (CONTINUED)

SELIGMAN PORTFOLIOS, INC. (MAY 1, 2000)
     Communications and Information Portfolio
     Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
     Mid Cap Growth Fund II (May 1, 1997)

STRONG OPPORTUNITY FUND II (MAY 1, 1997)

VAN ECK WORLDWIDE INSURANCE TRUST
     Worldwide Hard Assets Fund
       (formerly Gold and Natural Resources Fund) (June 1,1995)
     Worldwide Bond Fund (June 1, 1995)
     Worldwide Emerging Markets Fund (June 1, 1996)
     Worldwide Real Estate Fund (May 1, 1998)

     Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997 and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The remaining units in the terminated fund are owned by a contract owner who has not transferred the funds.

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

     Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:.

                                                  September 30,    December 31,
                                                      2000            1999
                                                    ---------       --------
Conseco Series Trust:
    Equity Portfolio                               $0.9991360        $N/A
    Money Market Portfolio                          1.0121570       1.000834
Alger American:
    Leveraged Fund                                  1.0000000        N/A
Dreyfus Stock Index Fund:                           1.0303200        N/A
Federated Insurance Series:
    High Income Bond Fund II                        0.9063450       0.956791
    Utility Fund II                                 0.9847930        N/A

                       CONSECO VARIABLE ANNUITY ACCOUNT E
                          NOTES TO FINANCIAL STATEMENTS
                                    Unaudited


ANNUITY RESERVES (CONTINUED)
Neuberger Berman Advisers Management Trust:
    Partners Portfolio                              0.9888100       1.013185

(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares were $149,515,973 and $139,192,174 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $91,007,878 and $74,610,705 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

(4)  DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account E a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Account E, for assuming the mortality and expense risks. These fees were $3,584,191 and $3,319,669 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

     Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $1,001,890 and $1,055,120 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

     The Company also deducts daily from Account E a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account E, for administrative expenses. These expenses were $430,101 and $398,359 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

     Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

(6)  NET ASSETS

     Net assets consisted of the following at September 30, 2000:

Proceeds from the sales of units since organization,
  less cost of units redeemed ...................................   $267,534,768
Undistributed net investment income .............................     52,950,910
Undistributed net realized gains on sales of investments ........     26,956,716
Net unrealized appreciation of investments ......................     53,179,861
                                                                    ------------
     Net assets .................................................   $400,622,255
                                                                   ============







CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

===================================================================================================================================

                                                                                                                         NET ASSET
                                                                                               SHARES        COST          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in portfolio shares, at net asset value (Note 2):
   The Alger American Fund:
     Growth Portfolio .................................................................       212,369.9  $10,954,993  $ 13,672,372
     Leveraged AllCap Portfolio .......................................................       323,992.7   12,113,548    18,781,855
     MidCap Growth Portfolio ..........................................................       103,913.7    2,696,745     3,349,138
     Small Capitalization Portfolio ...................................................       212,283.9    9,024,458    11,707,458
   American Century Variable Portfolios, Inc:
     Income and Growth Fund ...........................................................       117,633.5      820,625       941,068
     International Fund ...............................................................       208,641.0    1,626,572     2,608,013
     Value Fund .......................................................................       626,328.8    4,078,007     3,726,656
   Berger Institutional Products Trust:
     100 Fund .........................................................................       148,333.7    1,893,245     2,850,973
     Growth and Income Fund ...........................................................       287,825.4    4,885,343     7,612,981
     Small Company Growth Fund ........................................................       104,936.8    1,635,128     2,467,064
     BIAM International Fund ..........................................................       204,789.4    2,063,392     2,996,069
   Conseco Series Trust:
     Balanced Portfolio ...............................................................     1,486,856.9   20,915,762    21,783,656
     Equity Portfolio .................................................................     1,765,906.2   38,863,968    40,934,975
     Fixed Income Portfolio ...........................................................       763,707.6    7,575,032     7,167,777
     Government Securities Portfolio ..................................................       435,108.5    4,980,560     4,769,239
     Money Market Portfolio ...........................................................    14,709,626.8   14,709,627    14,709,627
   Dreyfus Stock Index Fund ...........................................................     1,289,837.9   37,449,042    49,594,269





   The Dreyfus Socially Responsible Growth Fund, Inc ..................................       248,528.3    7,649,170     9,710,001
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ......................................................        15,469.5      376,282       416,439
     International Value Portfolio ....................................................         6,465.2       94,504       101,309
   Federated Insurance Series:
     High Income Bond Fund II .........................................................       427,031.7    4,546,053     4,372,805
     International Equity Fund II .....................................................        62,764.5    1,034,358     1,734,811
     Utility Fund II ..................................................................       197,791.4    2,836,065     2,838,306
   Invesco Variable Investment Funds, Inc:
     Equity Income Fund................................................................        27,369.7      526,682       575,038
     High Yield Fund...................................................................       422,498.5    5,021,340     4,862,957
   Janus Aspen Series:
     Aggressive Growth Portfolio ......................................................       267,419.3    8,370,700    15,962,256
     Growth Portfolio .................................................................       941,137.1   22,225,389    31,669,262
     Worldwide Growth Portfolio .......................................................       993,430.2   27,081,865    47,436,293
   Lazard Retirement Series, Inc:
     Equity Portfolio .................................................................        87,920.4      927,558     1,013,722
     Small Cap Portfolio ..............................................................        19,451.4      188,351       191,013
   Lord Abbett Series Fund, Inc
     Growth and Income Portfolio ......................................................        41,458.8      918,907       918,726
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio ......................................................         4,739.2       70,390        77,438
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio ..................................................        97,047.3    1,306,863     1,284,906
     Partners Portfolio ...............................................................       274,020.8    5,205,965     5,381,769
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II ...........................................................       144,973.8    3,256,292     4,402,854
   Strong Opportunity Fund II, Inc ....................................................        69,503.1    1,474,480     1,806,384
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund ..............................................................       214,785.1    2,375,658     2,296,053
     Worldwide Emerging Markets Fund ..................................................       164,529.1    1,540,950     2,346,184
     Worldwide Hard Assets Fund (formerly Gold and Natural
       Resources Fund) (Note 1) .......................................................       128,733.9    1,526,857     1,410,924
     Worldwide Real Estate Fund .......................................................         7,204.5       69,783        65,921
-----------------------------------------------------------------------------------------------------------------------------------
       Total assets .................................................................................................  350,548,561

Liabilities:
  Net amounts due to Conseco Variable Insurance Company .............................................................      408,722
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets (Note 6) ............................................................................................. $350,139,839
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 1999

===================================================================================================================================

                                                                                                                         TOTAL VALUE
                                                                                     UNITS                 UNIT VALUE     OF UNITS
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
    The Alger American Fund:
      Growth Portfolio .........................................................    5,480,300.6       $   2.491860     $ 13,656,143
      Leveraged AllCap Portfolio ...............................................    3,739,665.2           5.016250       18,759,096
      MidCap Growth Portfolio ..................................................    1,789,442.1           1.869335        3,345,066
      Small Capitalization Portfolio ...........................................    5,276,834.2           2.215940       11,693,147
    American Century Variable Portfolios, Inc.:
      Income and Growth Fund ...................................................      746,541.0           1.259139          939,999
      International Fund .......................................................    1,258,065.8           2.070551        2,604,890
      Value Fund ...............................................................    3,004,508.6           1.238881        3,722,229
    Berger Institutional Products Trust:
      100 Fund .................................................................    1,462,280.5           1.947260        2,847,440
      Growth and Income Fund ...................................................    2,890,714.8           2.630360        7,603,620
      Small Company Growth Fund ................................................    1,102,899.8           2.234216        2,464,116
      BIAM International Fund ..................................................    2,081,810.5           1.439253        2,996,253
    Conseco Series Trust:
      Balanced Portfolio .......................................................    7,850,427.1           2.771503       21,757,485
      Equity Portfolio .........................................................   10,049,304.8           4.068452       40,885,109
      Fixed Income Portfolio ...................................................    5,323,180.1           1.344927        7,159,291
      Government Securities Portfolio ..........................................    3,757,732.3           1.267688        4,763,633
      Money Market Portfolio ...................................................   12,049,203.3           1.219157       14,689,873
    Dreyfus Stock Index Fund ...................................................   17,965,037.4           2.757290       49,534,816
    The Dreyfus Socially Responsible Growth Fund, Inc. .........................    3,333,181.2           2.909651        9,698,393
    Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio ..............................................      332,230.6           1.252051          415,970
      International Value Portfolio ............................................       85,251.5           1.186966          101,191
    Federated Insurance Series:
      High Income Bond Fund II .................................................    3,165,625.8           1.378642        4,364,264
      International Equity Fund II .............................................      645,820.6           2.683147        1,732,831
      Utility Fund II ..........................................................    1,632,263.7           1.736793        2,834,904
    Invesco Variable Investment Funds, Inc.:
      Equity Income Fund .......................................................      492,759.7           1.165618          574,369
      High Yield Fund ..........................................................    4,745,256.4           1.023611        4,857,298
    Janus Aspen Series:
      Aggressive Growth Portfolio ..............................................    3,617,752.9           4.406952       15,943,265
      Growth Portfolio .........................................................   10,090,318.2           3.134816       31,631,290
      Worldwide Growth Portfolio ...............................................   12,380,622.3           3.826970       47,380,277
    Lazard Retirement Series, Inc.:





      Equity Portfolio .........................................................      899,537.0           1.125543        1,012,468
      Small Cap Portfolio ......................................................      215,217.6           0.886723          190,838
    Lord Abbett Series Fund, Inc.:
      Growth and Income Portfolio ..............................................      793,510.8           1.156495          917,691
    Mitchell Hutchins Series Trust:
      Growth and Income Portfolio ..............................................       71,828.8           1.076908           77,353
    Neuberger Berman Advisers Management Trust:
      Limited Maturity Bond Portfolio ..........................................    1,194,491.4           1.074523        1,283,509
      Partners Portfolio .......................................................    3,981,862.2           1.348993        5,371,504
    Strong Variable Insurance Funds, Inc.:
      Mid Cap Growth Fund II ...................................................    1,457,235.0           3.017741        4,397,558
    Strong Opportunity Fund II , Inc. ..........................................      984,898.5           1.831885        1,804,221
    Van Eck Worldwide Insurance Trust:
      Worldwide Bond Fund ......................................................    2,183,728.7           1.050195        2,293,341
      Worldwide Emerging Markets Fund ..........................................    1,845,366.5           1.269899        2,343,429
      Worldwide Hard Assets Fund
        (formerly Gold and Natural Resources Fund) (Note 1) ....................    1,426,277.7           0.988034        1,409,211
      Worldwide Hard Assets Fund  (Note 1) .....................................           65.5           1.378275               91
      Worldwide Real Estate Fund ...............................................       80,034.5           0.822657           65,841
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .............................................................................................   $350,123,313
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 1999

===============================================================================

                                                                  REPORTED VALUE
-------------------------------------------------------------------------------
Net assets attributable to contract owners'
  deferred annuity reserves (from page 3) .......................  $350,123,313
-------------------------------------------------------------------------------
    Contract owners' annuity payment reserves:
      Conseco Series Trust:
        Money Market Portfolio ..................................         5,534
      Federated Insurance Series:
        High Income Bond Fund II ................................         5,388
      Neuberger Berman Advisers Management Trust:
        Partners Portfolio ......................................         5,604
-------------------------------------------------------------------------------
          Net assets attributable to contract owners'
            annuity payment reserves.............................        16,526
--------------------------------------------------------------------------------

              Net assets.........................................  $350,139,839
================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ---------------------------------------------------------  ----------
                                                                             LEVERAGED                      SMALL        INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION      GROWTH
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $    776,884   $    522,645   $   343,247   $    749,200     $       96
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................       115,958        124,584        30,871         92,307          7,684
   Administrative fees....................................        13,915         14,950         3,704         11,077            922
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................       129,873        139,534        34,575        103,384          8,606
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................       647,011        383,111       308,672        645,816         (8,510)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:





     Net realized gains (losses) on sales of
       investments in portfolio shares ...................       102,656        872,252        78,297         80,293         18,320
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................     2,011,423      5,347,823       339,394      2,491,281         93,713
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments
           in portfolio shares ...........................     2,114,079      6,220,075       417,691      2,571,574        112,033
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $  2,761,090    $ 6,603,186   $   726,363   $  3,217,390     $  103,523
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ---------------------------------------------------------  ----------
                                                                             LEVERAGED                      SMALL        INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION      GROWTH
===================================================================================================================================
Changes from operations:
   Net investment income (loss) ..........................  $    647,011   $    383,111   $   308,672   $    645,816     $   (8,510)
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       102,656        872,252        78,297         80,293         18,320
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................     2,011,423      5,347,823       339,394      2,491,281         93,713
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................     2,761,090      6,603,186       726,363      3,217,390        103,523
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................     4,009,371      3,789,407       725,957        860,397       469, 755
   Contract redemptions ..................................      (385,154)      (247,907)      (83,518)      (457,073)        (8,847)
   Net transfers .........................................     2,263,279      3,593,047      (494,377)     2,156,624        143,774
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from contract owners' transactions ............     5,887,496      7,134,547       148,062      2,559,948        604,682
-----------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets .......     8,648,586     13,737,733       874,425      5,777,338        708,205
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................     5,007,557      5,021,363     2,470,641      5,915,809        231,794
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of year (Note 6) ............  $ 13,656,143   $ 18,759,096   $ 3,345,066   $ 11,693,147      $ 939,999





===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


       AMERICAN CENTURY
      VARIABLE PORTFOLIOS
          (CONTINUED)                        BERGER INSTITUTIONAL PRODUCTS TRUST              CONSECO SERIES TRUST PORTFOLIOS
----------------------------   --------------------------------------------------------   ------------------------------------------
                                                GROWTH AND       SMALL         BIAM                                          FIXED
 INTERNATIONAL       VALUE         100            INCOME        COMPANY    INTERNATIONAL    BALANCED       EQUITY            INCOME
====================================================================================================================================

  $         --   $   380,194   $        450   $         --  $         --   $     16,494   $ 3,987,902   $ 11,479,520     $  411,110
------------------------------------------------------------------------------------------------------------------------------------


        20,304        47,022         28,774         92,882        17,904         28,170       260,655        396,895         79,131
         2,436         5,643          3,453         11,146         2,149          3,380        31,279         47,627          9,496
------------------------------------------------------------------------------------------------------------------------------------
        22,740        52,665         32,227        104,028        20,053         31,550       291,934        444,522         88,627
------------------------------------------------------------------------------------------------------------------------------------
       (22,740)      327,529        (31,777)      (104,028)      (20,053)       (15,056)    3,695,968     11,034,998        322,483
------------------------------------------------------------------------------------------------------------------------------------



        63,104       (77,104)        99,951      1,243,906       192,400          8,942       349,105        324,163        (80,270)

       937,729      (302,377)       859,250      1,969,994       866,219        690,015     1,152,263      1,730,768       (347,279)
------------------------------------------------------------------------------------------------------------------------------------
     1,000,833      (379,481)       959,201      3,213,900     1,058,619        698,957     1,501,368      2,054,931       (427,549)
------------------------------------------------------------------------------------------------------------------------------------
  $    978,093   $   (51,952)  $    927,424   $  3,109,872  $  1,038,566   $    683,901   $ 5,197,336   $ 13,089,929     $ (105,066)
====================================================================================================================================




       AMERICAN CENTURY
      VARIABLE PORTFOLIOS
          (CONTINUED)                        BERGER INSTITUTIONAL PRODUCTS TRUST              CONSECO SERIES TRUST PORTFOLIOS
----------------------------   --------------------------------------------------------   ------------------------------------------





                                                GROWTH AND       SMALL         BIAM                                          FIXED
 INTERNATIONAL       VALUE         100            INCOME        COMPANY    INTERNATIONAL    BALANCED       EQUITY            INCOME
====================================================================================================================================

  $    (22,740)  $   327,529   $    (31,777)  $   (104,028) $    (20,053)  $    (15,056)  $ 3,695,968   $ 11,034,998    $   322,483

        63,104       (77,104)        99,951      1,243,906       192,400          8,942       349,105        324,163        (80,270)
       937,729      (302,377)       859,250      1,969,994       866,219        690,015     1,152,263      1,730,768       (347,279)
------------------------------------------------------------------------------------------------------------------------------------
       978,093       (51,952)       927,424      3,109,872     1,038,566        683,901     5,197,336     13,089,929       (105,066)
------------------------------------------------------------------------------------------------------------------------------------

       203,602       505,927        352,778      1,430,861       286,430         22,843     2,692,288      4,249,667        906,132
       (24,933)     (153,412)      (112,033)      (793,457)      (65,927)        (1,166)   (1,238,845)    (1,658,283)      (405,393)
        33,834        13,458       (252,139)    (2,685,701)      148,372        (14,553)   (7,694,332)    (5,608,028)       840,161
------------------------------------------------------------------------------------------------------------------------------------

       212,503       365,973        (11,394)    (2,048,297)      368,875          7,124    (6,240,889)    (3,016,644)     1,340,900
------------------------------------------------------------------------------------------------------------------------------------
     1,190,596       314,021        916,030      1,061,575     1,407,441        691,025    (1,043,553)    10,073,285      1,235,834
------------------------------------------------------------------------------------------------------------------------------------
     1,414,294     3,408,208      1,931,410      6,542,045     1,056,675      2,305,228    22,801,038     30,811,824      5,923,457
------------------------------------------------------------------------------------------------------------------------------------
  $  2,604,890   $ 3,722,229   $  2,847,440   $  7,603,620  $  2,464,116   $  2,996,253   $21,757,485   $ 40,885,109    $ 7,159,291
====================================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                        VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================






Investment Income:
   Dividends from investments in portfolio shares.........  $    208,403   $    466,644   $   323,807   $    848,258       $  3,882
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................        35,599        120,813       100,043        514,342          3,126
   Administrative fees....................................         4,272         14,497        12,005         61,721            375
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        39,871        135,310       112,048        576,063          3,501
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (loss) ......................       168,532        331,334       211,759        272,195            381
------------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:
     Net realized gains (losses) on sales of investments
        in portfolio shares ..............................       (53,419)            --       569,099        750,331         27,382
            Net change in unrealized appreciation
              (depreciation) of investments
                in portfolio shares ......................      (216,869)            --     1,295,573      6,256,103          1,880
------------------------------------------------------------------------------------------------------------------------------------
                   Net gain (loss) on investments
                     in portfolio shares .................      (270,288)            --     1,864,672       7,006,434        29,262
------------------------------------------------------------------------------------------------------------------------------------
                     Net increase (decrease) in
                       net assets from operations ........  $   (101,756)  $    331,334   $ 2,076,431    $  7,278,629     $  29,643
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                        VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================
Changes from operations:
   Net investment income (loss)...........................  $    168,532   $    331,334   $   211,759   $    272,195      $     381
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       (53,419)            --       569,099        750,331         27,382
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................      (216,869)            --     1,295,573      6,256,103          1,880
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations        (101,756)       331,334     2,076,431      7,278,629         29,643





------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................       413,613      5,982,018     2,198,167      9,744,333        243,883
   Contract redemptions...................................      (152,438)    (1,323,488)     (331,772)    (2,102,160)        (1,559)
   Net transfers .........................................     2,570,373      2,668,928      (751,898)     2,613,043       (149,676)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..............................     2,831,548      7,327,458     1,114,497     10,255,216         92,648
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........     2,729,792      7,658,792     3,190,928     17,533,845        122,291
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................     2,033,841      7,036,615     6,507,465     32,000,971        293,679
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year (Note 6) ................   $ 4,763,633   $ 14,695,407   $ 9,698,393   $ 49,534,816      $ 415,970
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)       FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    -----------------------------------------   ---------------------------  -------------------------------------------

INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY                     AGGRESSIVE                       WORLDWIDE
  VALUE         BOND II        EQUITY II     UTILITY II      INCOME       HIGH YIELD      GROWTH          GROWTH           GROWTH
====================================================================================================================================

$    8,041    $   595,613    $    53,628    $  268,518    $     9,632   $    325,343   $    293,381   $    133,950     $    63,086
------------------------------------------------------------------------------------------------------------------------------------


       879         76,596         22,860         41,951         5,554         20,963         106,419         238,216        434,997
       105          9,192          2,743          5,034           667          2,515          12,770          28,586         52,200
------------------------------------------------------------------------------------------------------------------------------------
       984         85,788         25,603         46,985         6,221         23,478         119,189         266,802        487,197
------------------------------------------------------------------------------------------------------------------------------------
     7,057        509,825         28,025        221,533         3,411        301,865         174,192        (132,852)      (424,111)
------------------------------------------------------------------------------------------------------------------------------------








        91       (249,357)       146,565        102,468         7,321          1,541       1,414,594         334,162      2,571,165

    10,335       (209,064)       767,800       (287,128)       43,945       (146,439)      6,256,473       7,430,621     15,961,067
------------------------------------------------------------------------------------------------------------------------------------
    10,426       (458,421)       914,365       (184,660)       51,266       (144,898)      7,671,067       7,764,783     18,532,232
------------------------------------------------------------------------------------------------------------------------------------
$   17,483    $    51,404    $   942,390    $    36,873    $   54,677   $    156,967    $  7,845,259    $  7,631,931   $ 18,108,121
====================================================================================================================================




 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)         FEDERATED INSURANCE SERIES FUNDS         INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    --------------------------------------------    -------------------------   ------------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                    EQUITY                     AGGRESSIVE                      WORLDWIDE
   VALUE          BOND II        EQUITY II      UTILITY II      INCOME       HIGH YIELD      GROWTH          GROWTH         GROWTH
====================================================================================================================================

$    7,057    $    509,825    $     28,025    $    221,533    $   3,411    $    301,865   $    174,192    $ (132,852)  $   (424,111)

        91        (249,357)        146,565         102,468        7,321           1,541      1,414,594       334,162      2,571,165

    10,335        (209,064)        767,800        (287,128)      43,945        (146,439)     6,256,473     7,430,621     15,961,067
------------------------------------------------------------------------------------------------------------------------------------
    17,483          51,404         942,390          36,873       54,677         156,967      7,845,259     7,631,931     18,108,121
------------------------------------------------------------------------------------------------------------------------------------

    29,652         930,590          85,680         937,941      167,974         403,084      2,346,950     5,238,650      7,151,112
      (120)       (538,823)       (188,919)       (227,339)     (17,639)       (122,694)      (355,291)   (1,184,221)    (1,878,924)
     9,328      (2,847,499)       (897,172)     (1,299,462)     223,672       4,277,974      1,143,153     8,275,443     (3,618,581)
------------------------------------------------------------------------------------------------------------------------------------

    38,860      (2,455,732)     (1,000,411)       (588,860)     374,007       4,558,364      3,134,812    12,329,872      1,653,607
------------------------------------------------------------------------------------------------------------------------------------
    56,343      (2,404,328)        (58,021)       (551,987)     428,684       4,715,331     10,980,071    19,961,803     19,761,728
------------------------------------------------------------------------------------------------------------------------------------
    44,848       6,773,980       1,790,852       3,386,891      145,685         141,967      4,963,194    11,669,487     27,618,549
------------------------------------------------------------------------------------------------------------------------------------
$  101,191    $  4,369,652    $  1,732,831    $  2,834,904    $ 574,369    $  4,857,298   $ 15,943,265  $ 31,631,290   $ 47,380,277
====================================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================

Investment Income:
   Dividends from investments in portfolio shares.........  $     36,196   $      2,590   $    70,646   $          1      $  51,597
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees........................        14,642          1,461         7,538            940         13,084
   Administrative fees....................................         1,757            175           905            113          1,570
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        16,399          1,636         8,443          1,053         14,654
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        19,797            954        62,203         (1,052)        36,943
------------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................        61,034         (1,200)       23,084           (136)         3,040
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................         1,467         (2,123)       (7,310)        (5,478)       (38,552)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments
            in portfolio shares ..........................        62,501         (3,323)       15,774         (5,614)       (35,512)
------------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...........................   $    82,298   $     (2,369)  $    77,977   $     (6,666)     $   1,431
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED






FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================

Changes from operations:
   Net investment income (loss) ..........................  $     19,797   $      954   $    62,203     $ (1,052)     $    36,943
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................        61,034       (1,200)       23,084         (136)           3,040
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ...         1,467       (2,123)       (7,310)      (5,478)         (38,552)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations ................................        82,298       (2,369)       77,977       (6,666)           1,431
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................        75,768       94,818       341,535       34,644          228,919
   Contract redemptions ..................................       (17,879)      (2,007)      (15,618)      (1,378)         (23,338)
   Net transfers .........................................      (316,901)     (48,568)      199,363     (145,156)         (79,322)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ..............      (259,012)      44,243       525,280     (111,890)         126,259
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........      (176,714)      41,874       603,257     (118,556)         127,690
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................     1,189,182      148,964       314,434      195,909        1,155,819
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of year (Note 6) .............   $ 1,012,468   $  190,838   $   917,691    $  77,353      $ 1,283,509
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.






====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------                  ---------------------------------------------------------------------
                                                                                                       (NOTE 1)
                                STRONG                                                                   OLD
                MID CAP      OPPORTUNITY                     EMERGING        HARD         REAL           HARD        COMBINED
  PARTNERS     GROWTH II       FUND II         BOND          MARKETS        ASSETS       ESTATE         ASSETS         TOTAL
================================================================================================================  ==============

$   277,185   $     1,822    $   220,843   $   182,453   $        --    $    18,473     $     742     $     --    $   23,132,476
--------------------------------------------------------------------------------------------------------------    --------------

     95,726        27,334         25,173        31,551        18,701         17,441           579           --         3,319,669
     11,487         3,280          3,021         3,786         2,244          2,093            69           --           398,359
--------------------------------------------------------------------------------------------------------------    --------------
    107,213        30,614         28,194        35,337        20,945         19,534           648           --         3,718,028
--------------------------------------------------------------------------------------------------------------    --------------
    169,972       (28,792)       192,649       147,116       (20,945)        (1,061)           94           --        19,414,448
--------------------------------------------------------------------------------------------------------------    --------------


   (295,817)      603,446         23,921        46,471       (63,354)      (218,833)        1,419           --         9,081,033

    481,873     1,017,981        319,256      (447,508)    1,204,979        447,348        (3,517)          --        57,972,929
--------------------------------------------------------------------------------------------------------------    --------------
    186,056     1,621,427        343,177      (401,037)    1,141,625        228,515        (2,098)          --        67,053,962
--------------------------------------------------------------------------------------------------------------    --------------
$   356,028   $ 1,592,635   $    535,826   $  (253,921)  $ 1,120,680    $   227,454     $  (2,004)   $      --      $ 86,468,410
================================================================================================================================



====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------                  ---------------------------------------------------------------------
                                                                                                       (NOTE 1)
                                STRONG                                                                   OLD





                MID CAP      OPPORTUNITY                     EMERGING        HARD         REAL           HARD         COMBINED
  PARTNERS     GROWTH II       FUND II         BOND          MARKETS        ASSETS       ESTATE         ASSETS          TOTAL
================================================================================================================  ==================

$    169,972   $  (28,792)   $   192,649      $   147,116  $   (20,945)   $    (1,061)   $      94    $     --    $   19,414,448

    (295,817)      603,446        23,921           46,471      (63,354)      (218,833)       1,419          --         9,081,033
     481,873     1,017,981       319,256         (447,508)   1,204,979        447,348       (3,517)         --        57,972,929
--------------------------------------------------------------------------------------------------------------    --------------
     356,028     1,592,635       535,826         (253,921)   1,120,680        227,454       (2,004)         --        86,468,410
--------------------------------------------------------------------------------------------------------------    --------------

   1,134,268       655,531       476,339          121,658      282,332         94,334       7,278       (1,329)       59,925,157
    (554,425)      (67,689)      (94,458)        (198,760)     (39,666)      (111,836)      (1,082)         --       (15,189,471)
  (3,673,565)    1,315,983      (854,529)        (640,897)    (131,603)       (31,123)      26,384          --           281,111
--------------------------------------------------------------------------------------------------------------    --------------
  (3,093,722)    1,903,825      (472,648)        (717,999)     111,063        (48,625)      32,580      (1,329)       45,016,797
--------------------------------------------------------------------------------------------------------------    --------------
  (2,737,694)    3,496,460        63,178         (971,920)   1,231,743        178,829       30,576      (1,329)      131,485,207
--------------------------------------------------------------------------------------------------------------    --------------
   8,114,802       901,098     1,741,043        3,265,261    1,111,686      1,230,382       35,265       1,420       218,654,632
--------------------------------------------------------------------------------------------------------------    --------------
$  5,377,108   $ 4,397,558   $ 1,804,221      $ 2,293,341  $ 2,343,429    $ 1,409,211    $  65,841    $     91    $  350,139,839
==============================================================================================================    ==============

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ---------------------------------------------------------  ----------
                                                                             LEVERAGED                      SMALL        INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION      GROWTH
===================================================================================================================================
Investment Income:





   Dividends from investments in portfolio shares.........  $    374,254   $    129,677   $   129,887   $    673,096   $  1,070
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................        33,919         40,525        19,951         68,876            922
   Administrative fees....................................         4,070          4,863         2,394          8,265            111
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        37,989         45,388        22,345         77,141          1,033
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss) ....................       336,265         84,289       107,542        595,955             37
-----------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................         8,941        374,595       (10,849)       363,207         (4,106)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................       676,695      1,030,800       313,657       (112,117)        26,730
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments
           in portfolio shares ...........................       685,636      1,405,395       302,808        251,090         22,624
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $  1,021,901    $ 1,489,684   $   410,350    $   847,045   $     22,661
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                        AMERICAN
                                                                                                                        CENTURY
                                                                                                                        VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ---------------------------------------------------------  ----------
                                                                             LEVERAGED                      SMALL        INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION      GROWTH
===================================================================================================================================
Changes from operations:
   Net investment income (loss) ..........................  $    336,265   $     84,289   $   107,542   $    595,955   $         37
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................         8,941        374,595       (10,849)       363,207         (4,106)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................       676,695      1,030,800       313,657       (112,117)        26,730
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................     1,021,901      1,489,684       410,350        847,045         22,661
-----------------------------------------------------------------------------------------------------------------------------------





Changes from contract owners' transactions:
   Net contract purchase payments ........................     2,215,629      1,041,432     1,080,010      1,987,015        201,735
   Contract redemptions ..................................       (53,824)      (105,224)      (28,677)      (175,370)        (1,637)
   Net transfers .........................................       863,424        247,311       248,802     (2,228,408)         9,035
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ................     3,025,229      1,183,519     1,300,135       (416,763)       209,133
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ......................     4,047,130      2,673,203      1,710,485       430,282        231,794
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................       960,427      2,348,160        760,156     5,485,527             --
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year ..........................   $ 5,007,557   $  5,021,363   $  2,470,641  $  5,915,809    $   231,794
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

       AMERICAN CENTURY
      VARIABLE PORTFOLIOS
          (CONTINUED)                        BERGER INSTITUTIONAL PRODUCTS TRUST              CONSECO SERIES TRUST PORTFOLIOS
----------------------------   --------------------------------------------------------   ------------------------------------------
                                                GROWTH AND       SMALL         BIAM                                          FIXED
 INTERNATIONAL       VALUE         100            INCOME        COMPANY    INTERNATIONAL    BALANCED       EQUITY            INCOME
====================================================================================================================================
$    27,110      $ 92,413      $   4,392      $  43,198     $      435     $   32,039     $  1,230,591  $ 1,912,300      $  389,710
-----------------------------------------------------------------------------------------------------------------------------------


     11,080        27,348         18,963         54,118          8,690         27,185          226,010      316,150          71,545
      1,330         3,282          2,276          6,494          1,043          3,262           27,121       37,938           8,585
-----------------------------------------------------------------------------------------------------------------------------------
     12,410        30,630         21,239         60,612          9,733         30,447          253,131      354,088          80,130
-----------------------------------------------------------------------------------------------------------------------------------
     14,700        61,783        (16,847)       (17,414)        (9,298)         1,592          977,460    1,558,212         309,580
-----------------------------------------------------------------------------------------------------------------------------------



     14,441       (10,313)        60,729        102,712        (33,023)         2,777           25,118      (42,192)         70,842

     42,844       (53,898)       126,081        741,672        (46,639)       284,596           35,650    1,669,037        (125,689)
-----------------------------------------------------------------------------------------------------------------------------------





     57,285       (64,211)       186,810        844,384        (79,662)       287,373           60,768    1,626,845         (54,847)
-----------------------------------------------------------------------------------------------------------------------------------
$    71,985      $ (2,428)     $ 169,963      $ 826,970     $  (88,960)    $  288,965      $ 1,038,228  $ 3,185,057      $  254,733
====================================================================================================================================




====================================================================================================================================

       AMERICAN CENTURY
      VARIABLE PORTFOLIOS
          (CONTINUED)                        BERGER INSTITUTIONAL PRODUCTS TRUST              CONSECO SERIES TRUST PORTFOLIOS
----------------------------   --------------------------------------------------------   ------------------------------------------
                                                GROWTH AND       SMALL         BIAM                                          FIXED
 INTERNATIONAL       VALUE         100            INCOME        COMPANY    INTERNATIONAL    BALANCED       EQUITY            INCOME
====================================================================================================================================
$     14,700     $    61,783   $     (16,847) $      (17,414) $   (9,298)   $      1,592  $   977,460   $   1,558,212    $  309,580
      14,441         (10,313)         60,729         102,712     (33,023)          2,777       25,118         (42,192)       70,842
      42,844         (53,898)        126,081         741,672     (46,639)        284,596       35,650       1,669,037      (125,689)
-----------------------------------------------------------------------------------------------------------------------------------
      71,985          (2,428)        169,963         826,970     (88,960)        288,965    1,038,228       3,185,057       254,733
-----------------------------------------------------------------------------------------------------------------------------------

     812,918       1,994,912         909,579       1,791,325     793,463          61,604    7,357,525      10,463,939     3,411,455
     (11,147)        (31,566)        (22,486)       (258,723)    (12,235)           (908)    (578,798)       (741,888)     (324,089)
     361,982         937,413         150,316       3,090,981     143,546         (12,544)   3,656,283      (1,397,363)   (2,737,088)
-----------------------------------------------------------------------------------------------------------------------------------
   1,163,753       2,900,759       1,037,409       4,623,583     924,774          48,152   10,435,010       8,324,688       350,278
-----------------------------------------------------------------------------------------------------------------------------------
   1,235,738       2,898,331       1,207,372       5,450,553     835,814         337,117   11,473,238      11,509,745       605,011
-----------------------------------------------------------------------------------------------------------------------------------
     178,556         509,877         724,038       1,091,492     220,861       1,968,111   11,327,800      19,302,079     5,318,446
-----------------------------------------------------------------------------------------------------------------------------------
$  1,414,294     $ 3,408,208    $  1,931,410    $  6,542,045  $1,056,675    $  2,305,228 $ 22,801,038   $  30,811,824   $ 5,923,457
====================================================================================================================================


CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================





                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                        VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                             SOCIALLY      DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $     78,409   $    269,620   $   244,730   $    398,526       $  2,600
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................        16,251         66,728        51,873        306,045          1,229
   Administrative fees....................................         1,950          8,007         6,225         36,725            147
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        18,201         74,735        58,098        342,770          1,376
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        60,208        194,885       186,632         55,756          1,224
-----------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ................................         6,375             --       185,607        962,916         36,116
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares..................         1,874             --       633,149      4,438,654         38,277
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments
           in portfolio shares ...........................         8,249             --       818,756      5,401,570         74,393
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $     68,457    $   194,885   $ 1,005,388   $  5,457,326      $  75,617
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                         VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                             SOCIALLY      DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK





====================================================================================================================================
Changes from operations:
   Net investment income (loss) ..........................  $     60,208   $    194,885   $   186,632   $     55,756     $    1,224
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................         6,375             --       185,607        962,916         36,116
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................         1,874             --       633,149      4,438,654         38,277
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................        68,457        194,885     1,005,388      5,457,326         75,617
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................     1,230,619      5,610,327     2,915,040     11,843,387         78,723
   Contract redemptions ..................................       (20,365)      (635,311)      (68,419)      (690,753)        (4,197)
   Net transfers .........................................       312,083     (1,673,324)      529,759       (901,334)       143,536
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from contract owners'
         transactions ....................................     1,522,337      3,301,692     3,376,380     10,251,300        218,062
------------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets ....................     1,590,794      3,496,577     4,381,768     15,708,626        293,679
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................       443,047      3,540,038     2,125,697     16,292,345             --
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .......................  $  2,033,841   $  7,036,615  $  6,507,465  $  32,000,971     $  293,679
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)       FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    -----------------------------------------   ---------------------------  -------------------------------------------

INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY                     AGGRESSIVE                       WORLDWIDE
  VALUE         BOND II        EQUITY II     UTILITY II      INCOME       HIGH YIELD      GROWTH          GROWTH           GROWTH
====================================================================================================================================

  $      3,163   $   112,989   $        570   $     78,210  $      7,194   $     14,716   $        --   $    590,460      $ 848,719
-----------------------------------------------------------------------------------------------------------------------------------


           140        61,051         18,837         22,948           604            699        43,724        122,807        277,413





            17         7,326          2,260          2,754            73             84         5,247         14,737         33,290
-----------------------------------------------------------------------------------------------------------------------------------
           157        68,377         21,097         25,702           677            783        48,971        137,544        310,703
-----------------------------------------------------------------------------------------------------------------------------------
         3,006        44,612        (20,527)        52,508         6,517         13,933       (48,971)       452,916        538,016
-----------------------------------------------------------------------------------------------------------------------------------



           (15)       83,981         66,748         78,346            25        (13,130)       69,888      1,278,856      1,098,639

        (3,529)     (117,533)       (73,328)       125,778         4,411        (11,944)    1,055,063      1,296,335      3,129,436
-----------------------------------------------------------------------------------------------------------------------------------
        (3,544)      (33,552)        (6,580)       204,124         4,436        (25,074)    1,124,951      2,575,191      4,228,075
-----------------------------------------------------------------------------------------------------------------------------------
  $       (538)  $    11,060   $    (27,107)  $    256,632  $     10,953   $    (11,141)  $ 1,075,980   $  3,028,107    $ 4,766,091
====================================================================================================================================




====================================================================================================================================

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)       FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    -----------------------------------------   ---------------------------  -------------------------------------------

INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY                       AGGRESSIVE                     WORLDWIDE
  VALUE         BOND II        EQUITY II     UTILITY II      INCOME       HIGH YIELD        GROWTH          GROWTH         GROWTH
====================================================================================================================================

$   3,006    $     44,612    $    (20,527)   $     52,508   $     6,517    $   13,933    $    (48,971)   $    452,916  $    538,016

      (15)         83,981          66,748          78,346            25       (13,130)         69,888       1,278,856     1,098,639
   (3,529)       (117,533)        (73,328)        125,778         4,411       (11,944)      1,055,063       1,296,335     3,129,436
-----------------------------------------------------------------------------------------------------------------------------------
     (538)         11,060         (27,107)        256,632        10,953       (11,141)      1,075,980       3,028,107     4,766,091
-----------------------------------------------------------------------------------------------------------------------------------
   45,401       2,790,736         436,482       1,356,794       118,885       214,857       1,160,560       4,424,471    10,235,818
      (15)       (315,350)        (54,450)        (41,667)         (935)         (460)       (179,148)       (305,746)     (602,821)
       --       1,339,407       1,043,767         773,434        16,782       (61,289)        109,728      (3,994,752)   (2,066,063)
-----------------------------------------------------------------------------------------------------------------------------------
   45,386       3,814,793       1,425,799       2,088,561       134,732       153,108       1,091,140         123,973     7,566,934
-----------------------------------------------------------------------------------------------------------------------------------
   44,848       3,825,853       1,398,692       2,345,193       145,685       141,967       2,167,120       3,152,080    12,333,025
-----------------------------------------------------------------------------------------------------------------------------------
       --       2,948,127         392,160       1,041,698            --            --       2,796,074       8,517,407    15,285,524
-----------------------------------------------------------------------------------------------------------------------------------
$  44,848    $  6,773,980    $  1,790,852    $  3,386,891   $   145,685    $  141,967    $  4,963,194    $ 11,669,487  $ 27,618,549
====================================================================================================================================






CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================

Investment Income:
   Dividends from investments in portfolio shares.........  $      4,020   $         20   $    19,184   $     13,648       $  2,889
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees........................         2,407            332         1,171            939          6,711
   Administrative fees....................................           289             40           140            113            805
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................         2,696            372         1,311          1,052          7,516
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss) ....................         1,324           (352)       17,873         12,596         (4,627)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ................................            30           (183)       (1,465)        26,752            514
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................        84,696          4,785         7,130         12,525         16,409
-----------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments
          in portfolio shares ............................        84,726          4,602         5,665         39,277         16,923
-----------------------------------------------------------------------------------------------------------------------------------





            Net increase (decrease) in net assets
              from operations ............................  $     86,050   $      4,250   $    23,538   $     51,873       $ 12,296
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1998

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================

Changes from operations:
   Net investment income (loss) ..........................  $      1,324   $       (352)  $    17,873   $     12,596   $     (4,627)
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................            30           (183)       (1,465)        26,752            514
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................        84,696          4,785         7,130         12,525         16,409
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................        86,050          4,250        23,538         51,873         12,296
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................        34,427         41,117       298,670         34,614        681,124
   Contract redemptions...................................          (712)          (321)       (1,230)        (3,248)       (14,874)
   Net transfers..........................................     1,069,417        103,918        (6,544)       112,670        451,102
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............     1,103,132        144,714       290,896        144,036      1,117,352
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets..........     1,189,182        148,964       314,434        195,909      1,129,648
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................            --             --            --             --         26,171
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year........................  $  1,189,182   $    148,964   $   314,434   $    195,909   $  1,155,819
====================================================================================================================================






   The accompanying notes are an integral part of these financial statements.


====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------                  ---------------------------------------------------------------------
                                                                                                       (NOTE 1)
                                STRONG                                                                   OLD
                MID CAP      OPPORTUNITY                     EMERGING        HARD         REAL           HARD        COMBINED
  PARTNERS     GROWTH II       FUND II         BOND          MARKETS        ASSETS       ESTATE         ASSETS         TOTAL
================================================================================================================  ==============

$   227,138    $        3    $    61,848    $   33,029    $    31,237    $     666,685    $      --    $      --   $   8,749,779
----------------------------------------------------------------------------------------------------------------   -------------
     74,561         6,683         16,228        42,545         17,529           34,829          233           --       2,119,799
      8,947           802          1,947         5,105          2,104            4,180           28           --         254,376
----------------------------------------------------------------------------------------------------------------   -------------
     83,508         7,485         18,175        47,650         19,633           39,009          261           --       2,374,175
----------------------------------------------------------------------------------------------------------------   -------------
    143,630        (7,482)        43,673       (14,621)        11,604          627,676         (261)          --       6,375,604
----------------------------------------------------------------------------------------------------------------   -------------



   (245,137)       10,860        (66,197)       61,830       (528,657)      (1,068,009)      (3,058)          --       2,964,511

   (324,545)      130,770         11,247       305,864         40,753         (567,677)        (346)          17      14,847,690
----------------------------------------------------------------------------------------------------------------   -------------
   (569,682)      141,630        (54,950)      367,694       (487,904)      (1,635,686)      (3,404)          17      17,812,201
----------------------------------------------------------------------------------------------------------------   -------------
$  (426,052)   $  134,148      $ (11,277)   $  353,073    $  (476,300)   $  (1,008,010)   $  (3,665)   $      17   $  24,187,805
================================================================================================================   =============











====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------                  ---------------------------------------------------------------------
                                                                                                       (NOTE 1)
                                STRONG                                                                   OLD
                MID CAP      OPPORTUNITY                     EMERGING        HARD         REAL           HARD        COMBINED
  PARTNERS     GROWTH II       FUND II         BOND          MARKETS        ASSETS       ESTATE         ASSETS         TOTAL
================================================================================================================  ==============


$   143,630   $    (7,482)   $    43,673    $  (14,621)   $    11,604    $     627,676   $     (261)   $      --   $   6,375,604
   (245,137)       10,860        (66,197)       61,830       (528,657)      (1,068,009)      (3,058)          --       2,964,511
   (324,545)      130,770         11,247       305,864         40,753         (567,677)        (346)          17      14,847,690
----------------------------------------------------------------------------------------------------------------   -------------
   (426,052)      134,148        (11,277)      353,073       (476,300)      (1,008,010)      (3,665)          17      24,187,805
----------------------------------------------------------------------------------------------------------------   -------------

  4,153,659       712,421        764,227       623,450        866,750          573,578       58,434      (23,550)     85,403,562
   (149,179)       (6,257)       (22,064)     (343,267)       (62,766)        (294,353)          --           --      (6,164,480)
  3,295,749       (40,591)       704,394      (830,498)    (1,132,261)      (2,574,019)     (19,504)      24,730          63,987
----------------------------------------------------------------------------------------------------------------   -------------

  7,300,229       665,573      1,446,557      (550,315)      (328,277)      (2,294,794)      38,930        1,180      79,303,069
----------------------------------------------------------------------------------------------------------------   -------------
  6,874,177       799,721      1,435,280      (197,242)      (804,577)      (3,302,804)      35,265        1,197     103,490,874
----------------------------------------------------------------------------------------------------------------   -------------
  1,240,625       101,377        305,763     3,462,503      1,916,263        4,533,186           --          223     115,163,758
----------------------------------------------------------------------------------------------------------------   -------------
$ 8,114,802   $   901,098    $ 1,741,043    $3,265,261   $  1,111,686    $   1,230,382    $  35,265    $   1,420   $ 218,654,632
================================================================================================================  ==============


CONSECO VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 1999 AND 1998

================================================================================

(1) GENERAL
   Conseco Variable Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.
   Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Currently, the following investment options are available (effective date in parenthesis):

THEALGER  AMERICAN  FUND  Growth  Portfolio  (June  1,  1996)  Leveraged  AllCap
   Portfolio (June 1, 1995) MidCap Growth Portfolio (June 1, 1996)
   Small Capitalization Portfolio (June 1, 1995) AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund (May 1, 1998)
   International Fund (May 1, 1997)
   Value Fund (May 1, 1997)
BERGER INSTITUTIONAL PRODUCTS TRUST
   100 Fund (June 1, 1996)
   Growth and Income Fund (June 1, 1996)
   Small Company Growth Fund (June 1, 1996)
   BIAM International Fund (May 1, 1997)
CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. ~ (JUNE 1, 1995)
DREYFUS STOCK INDEX FUND (JUNE 1, 1995)
DREYFUS VARIABLE  INVESTMENT  FUND (MAY 1, 1998)  International  Value Portfolio
   Disciplined Stock Portfolio
FEDERATED INSURANCE SERIES (JUNE 1, 1995) High Income Bond Fund II International
   Equity Fund II
   Utility Fund II
INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
   Equity Income Fund
   High Yield Fund
JANUS ASPEN SERIES (JUNE 1, 1995)
   Aggressive Growth Portfolio

   Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
   Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
   Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS  MANAGEMENT  TRUST (MAY 1, 1997) Limited Maturity Bond
   Portfolio Partners Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II (May 1, 1997)
STRONG OPPORTUNITY FUND II (MAY 1, 1997)
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund (formerly Gold and Natural
     Resources Fund) (June 1,1995)
   Worldwide Bond Fund (June 1, 1995)
   Worldwide Emerging Markets Fund (June 1, 1996)
   Worldwide Real Estate Fund (May 1, 1998)

   Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997 and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The remaining units in the terminated fund are owned by a contract owner who has not transferred the funds.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME
   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.
   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.
FEDERAL INCOME TAXES
   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 1999 AND 1998

================================================================================

ANNUITY RESERVES
   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.
   Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:.
                                                            DECEMBER 31,
                                                                            1999
--------------------------------------------------------------------------------
Conseco Series Trust:
   Money Market Portfolio................................     1.000834
Federated Insurance Series:
   High Income Bond Fund II..............................     0.956791
Neuberger Berman Advisers Management Trust:
   Partners Portfolio....................................     1.013185
--------------------------------------------------------------------------------

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
   The aggregate cost of purchases of investments in portfolio shares was $139,192,174 and $137,408,045 for the years ended December 31, 1999 and 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $74,610,705 and $51,611,210 for the years ended December 31, 1999 and 1998, respectively.

(4) DEDUCTIONS AND EXPENSES
   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account E a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Account E, for assuming the mortality and expense risks. These fees were $3,319,669 and $2,119,799 for the years ended December 31, 1999 and 1998, respectively.
   Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $1,055,120 and $489,585 for the years ended December 31, 1999 and 1998, respectively.
   The Company also deducts daily from Account E a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account E, for administrative expenses. These expenses were $398,359 and $254,376 for the years ended December 31, 1999 and 1998, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES
   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc. (formerly Conseco Financial Services, Inc. prior to its name change in August
1999), an affiliate of the Company.

(6) NET ASSETS
   Net assets consisted of the following at December 31, 1999:
--------------------------------------------------------------------------------
Proceeds from the sales of units since organization,
  less cost of units redeemed ................................      $227,818,892
Undistributed net investment income ..........................        34,190,128
Undistributed net realized gains on sales of investments......        12,492,767
Net unrealized appreciation of investments ...................        75,638,052
--------------------------------------------------------------------------------
  Net assets .................................................      $350,139,839
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS




================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT E
   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account E (the Account) at December 31, 1999, and the results of its operations and the changes for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers
--------------------------


Indianapolis, Indiana
February 10, 2000

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying balance sheet and the related statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




                                            /s/ PricewaterhouseCoopers LLP
                                            --------------------------------
                                            PricewaterhouseCoopers LLP


April 13, 2000



                       CONSECO VARIABLE INSURANCE COMPANY

                                  BALANCE SHEET
                           December 31, 1999 and 1998
                              (Dollars in millions)


                                     ASSETS


                                                                                            1999             1998
                                                                                            ----             ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       1999 - $1,491.8; 1998 - $1,520.5)...............................................  $1,398.7           $1,524.1
    Equity securities at fair value (cost: 1999 - $47.8 million; 1998 - $46.0 million).      49.8               45.7
    Mortgage loans.....................................................................     108.0              110.2
    Policy loans.......................................................................      75.5               79.6
    Other invested assets .............................................................      50.8              120.3
                                                                                         --------           --------

          Total investments............................................................   1,682.8            1,879.9

Cash and cash equivalents..............................................................      81.5               48.4
Accrued investment income..............................................................      35.6               30.5
Cost of policies purchased.............................................................     131.6               98.0
Cost of policies produced..............................................................     147.6               82.5
Reinsurance receivables................................................................      26.4               22.2
Goodwill...............................................................................      45.3               46.7
Assets held in separate accounts.......................................................   1,457.0              696.4
Other assets...........................................................................       6.0                7.1
                                                                                         --------           --------

          Total assets.................................................................  $3,613.8           $2,911.7
                                                                                         ========           ========





















                            (continued on next page)



                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                            BALANCE SHEET (Continued)
                           December 31, 1999 and 1998
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            1999             1998
                                                                                            ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,289.2           $1,365.2
       Traditional products............................................................     242.8              246.2
       Claims payable and other policyholder funds.....................................      64.1               62.6
       Liabilities related to separate accounts........................................   1,457.0              696.4
    Income tax liabilities.............................................................      33.4               37.5
    Investment borrowings..............................................................     135.1               65.7
    Other liabilities..................................................................      16.5               33.0
                                                                                         --------           --------

            Total liabilities..........................................................   3,238.1            2,506.6
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     380.8              380.8
    Accumulated other comprehensive loss...............................................     (28.4)               (.8)
    Retained earnings..................................................................      23.3               25.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     375.7              405.1
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,613.8           $2,911.7
                                                                                         ========           ========























                          The accompanying notes are an
                         integral part of the financial
                                   statements.


                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998            1997
                                                                         ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 72.1           $ 73.6            $ 75.7
    Net investment income............................................     297.6            198.0             222.6
    Net gains (losses) from sale of investments......................     (10.0)            18.5              13.3
                                                                         ------           ------            ------

          Total revenues.............................................     359.7            290.1             311.6
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     266.8            170.6             191.0
    Amortization.....................................................      13.8             33.6              27.1
    Other operating costs and expenses...............................      40.3             38.7              32.2
                                                                         ------           ------            ------

          Total benefits and expenses................................     320.9            242.9             250.3
                                                                         ------           ------            ------

          Income before income taxes.................................      38.8             47.2              61.3

Income tax expense...................................................      13.6             16.6              22.1
                                                                         ------           ------            ------

          Net income.................................................    $ 25.2           $ 30.6            $ 39.2
                                                                         ======           ======            ======




























                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                        STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1996.................................   $396.9          $380.8               $ (4.6)         $ 20.7

   Comprehensive income, net of tax:
     Net income............................................     39.2             -                    -              39.2
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
        of $7.2)...........................................     13.3             -                   13.3             -
                                                              ------

         Total comprehensive income........................     52.5             -                    -               -

   Dividends on common stock...............................    (32.5)            -                    -             (32.5)
                                                              ------          ------               ------          ------

Balance, December 31, 1997.................................    416.9           380.8                  8.7            27.4

   Comprehensive income, net of tax:
     Net income............................................     30.6             -                    -              30.6
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.1

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    405.1           380.8                  (.8)           25.1

Comprehensive loss, net of tax:
   Net income..............................................     25.2             -                    -              25.2
   Change in unrealized depreciation of securities (net
     of applicable income tax benefit of $15.7 million)....    (27.6)            -                  (27.6)            -
                                                              ------

         Total comprehensive loss..........................     (2.4)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................   $375.7          $380.8               $(28.4)         $ 23.3
                                                              ======          ======               ======          ======












                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998             1997
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    25.2        $    30.6           $  39.2
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      13.8             43.0              27.1
         Income taxes................................................      11.4             (1.2)              6.7
         Insurance liabilities.......................................     162.6            120.0              95.2
         Accrual and amortization of investment income...............     (11.4)             1.6                .3
         Deferral of cost of policies produced.......................     (62.7)           (35.3)            (31.8)
         Net (gains) losses from sale of investments.................      10.0            (18.5)            (13.3)
         Other.......................................................        .7            (38.3)             (4.6)
                                                                      ---------        ---------           -------

         Net cash provided by operating activities...................     149.6            101.9             118.8
                                                                      ---------        ---------           -------

Cash flows from investing activities:
   Sales of investments..............................................     904.8          1,185.0             755.2
   Maturities and redemptions........................................     109.0            145.5             150.4
   Purchases of investments..........................................  (1,502.0)        (1,420.7)           (923.5)
                                                                      ---------        ---------           -------

         Net cash used by investing activities.......................    (488.2)           (90.2)            (17.9)
                                                                      ---------        ---------           -------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     654.1            400.4             255.9
   Investment borrowings.............................................      69.4              4.7              12.6
   Withdrawals from insurance liabilities............................    (324.8)          (385.0)           (302.2)
   Dividends paid on common stock....................................     (27.0)           (32.9)            (32.5)
                                                                      ---------        ---------           -------

         Net cash provided (used) by financing activities............     371.7            (12.8)            (66.2)
                                                                      ---------        ---------           -------

         Net increase (decrease) in cash and cash equivalents........      33.1             (1.1)             34.7

Cash and cash equivalents, beginning of year.........................      48.4             49.5              14.8
                                                                      ---------        ---------           -------

Cash and cash equivalents, end of year............................... $    81.5        $    48.4           $  49.5
                                                                      =========        =========           =======













                         The accompanying notes are an
                         integral part of the financial
                                  statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company operating throughout the United States. Conseco's life insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. Conseco's finance subsidiaries originate, purchase, sell and service consumer and commercial finance loans. On March 31, 2000, Conseco announced its plan to explore the sale of its finance subsidiaries and its hiring of Lehman Brothers to assist in the planned sale.

     The following summary explains the accounting policies we use to arrive at the more significant numbers in our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board, the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1998 and 1997 financial statements and notes to conform with the 1999 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between our sale proceeds and its amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with maturities of less than three months. We carry them at amortized cost, which approximates their estimated fair value.

     Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the current realized gain or loss and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income
(loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends significantly beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40-year period. At December 31, 1999, the total accumulated amortization of goodwill was $16.1 million. We continually
                                       F-8

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we were to determine that changes in such projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life and accident and health contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as the result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $23.1 million, $21.0 million and $24.2 million in 1999, 1998 and 1997, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $20.8 million, $21.8 million and $14.9 million in 1999, 1998 and 1997, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $137.7 million during 1999 and $66.0 million during 1998. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.0 percent and 4.4 percent in 1999 and 1998, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 1999). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                              1999                           1998
                                                                   ---------------------------   ------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,398.7        $1,398.7      $1,524.1        $1,524.1
   Equity securities ...........................................       49.8            49.8          45.7            45.7
   Mortgage loans...............................................      108.0           102.8         110.2           119.0
   Policy loans.................................................       75.5            75.5          79.6            79.6
   Other invested assets........................................       50.8            50.8         120.3           120.3
   Cash and cash equivalents....................................       81.5            81.5          48.4            48.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,289.2         1,289.2       1,365.2         1,365.2
   Investment borrowings........................................      135.1           135.1          65.7            65.7

                                      F-10

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 1999 and 1998. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest-sensitive products . However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. SFAS 133 is required to be implemented in year 2001. We are currently evaluating the impact of SFAS 133; at present, we do not believe it will have a material effect on our consolidated financial position or results of operations. Because of ongoing changes to implementation guidance, we do not plan on adopting the new standard until the first quarter of 2001.

     We implemented the Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" ("SOP 98-1") on January 1, 1999. SOP 98-1 defines internal use software and when the costs associated with internal use software should be capitalized. The implementation of SOP 98-1 did not have a material effect on our consolidated financial position or results of operations.

2.   INVESTMENTS:

     At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----          -----       ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  840.6        $2.2        $59.3      $  783.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,491.8        $4.9        $98.0      $1,398.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     At December 31, 1998, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                      (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  860.4       $20.7        $15.0      $  866.1
   United States Treasury securities and obligations of
     United States government corporations and agencies................      26.9          .8           .2          27.5
   States and political subdivisions...................................      17.3          .3          -            17.6
   Debt securities issued by foreign governments.......................      11.7         -             .8          10.9
   Mortgage-backed securities .........................................     487.4         8.0          1.2         494.2
Below-investment grade (primarily corporate securities)................     116.8         1.2         10.2         107.8
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,520.5       $31.0        $27.4      $1,524.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $   46.0       $  .8        $ 1.1      $   45.7
                                                                         ========       =====        =====      ========

     Accumulated other comprehensive loss included in shareholder's equity as of December 31, 1999 and 1998, is summarized as follows:

                                                                                                        1999       1998
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)

Unrealized gains (losses) on investments.............................................................  $(90.8)        .9
Adjustments to cost of policies purchased and cost of policies produced..............................    46.3       (2.1)
Deferred income tax benefit..........................................................................    16.1         .4
                                                                                                       ------      -----

       Accumulated other comprehensive loss..........................................................  $(28.4)     $ (.8)
                                                                                                       ======      =====

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 1999, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                    (Dollars in millions)
Due in one year or less........................................................................   $    8.2      $    8.2
Due after one year through five years..........................................................       90.8          89.5
Due after five years through ten years.........................................................      279.9         259.6
Due after ten years............................................................................      628.2         579.4
                                                                                                  --------      --------

     Subtotal..................................................................................    1,007.1         936.7
Mortgage-backed securities (a).................................................................      484.7         462.0
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,491.8      $1,398.7
                                                                                                  ========      ========

--------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized
    cost  and   estimated   fair  value  of  $2.4  million  and  $2.2   million,
    respectively.


                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Net investment income consisted of the following:

                                                                                          1999         1998         1997
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $114.8        $118.4      $133.6
Equity securities....................................................................      12.2           3.2         1.7
Mortgage loans.......................................................................       9.9          12.1        16.4
Policy loans.........................................................................       4.8           5.1         5.4
Other invested assets................................................................       3.5          13.3         7.7
Cash and cash equivalents............................................................       2.1           2.9         3.4
Separate accounts....................................................................     151.8          44.1        55.7
                                                                                         ------        ------      ------

    Gross investment income..........................................................     299.1         199.1       223.9
Investment expenses..................................................................       1.5           1.1         1.3
                                                                                         ------        ------      ------

       Net investment income.........................................................    $297.6        $198.0      $222.6
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 1999, 1998 and 1997.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  8.6       $ 34.0        $20.6
    Gross losses.......................................................................   (14.5)       (12.4)        (5.1)
    Other than temporary decline in fair value.........................................    (1.3)         -            (.3)
                                                                                         ------       ------        -----

         Net investment gains (losses) from fixed maturities before expenses...........    (7.2)        21.6         15.2

Other..................................................................................      .7           .1          2.2
                                                                                         ------       ------        -----

         Net investment gains (losses) before expenses.................................    (6.5)        21.7         17.4
Investment expenses....................................................................     3.5          3.2          4.1
                                                                                         ------       ------        -----

         Net investment gains (losses).................................................  $(10.0)      $ 18.5        $13.3
                                                                                         ======       ======        =====

     At December 31, 1999, the mortgage loan balance was primarily comprised of commercial loans. Approximately 16 percent, 11 percent, 10 percent, 8 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, California, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 1999. At December 31, 1999, our allowance for loss on mortgage loans was $.3 million.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $11.5 million at December 31, 1999.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 1999, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

3.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      1999            1998
                                                         ----------   ----------   ----------      ----            ----
                                                                                                   (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)      $   976.7       $1,036.0
       Universal life-type contracts...................      N/A          N/A          N/A          312.5          329.2
                                                                                               ----------       --------

         Total interest-sensitive products.............                                           1,289.2        1,365.2
                                                                                                ---------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.6%          137.0          139.9
                                                         experience
       Limited-payment contracts.......................    Company        (b)         7.5%          105.8          106.3
                                                         experience,                                      ----------       --------
                                                        if applicable


         Total traditional products....................                                             242.8          246.2
                                                                                               ----------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           64.1           62.6
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,457.0          696.4
                                                                                                ---------       --------

       Total...........................................                                          $3,053.1       $2,370.4
                                                                                                 ========       ========

-------------
     (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

     (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

     (c) At December 31, 1999 and 1998, approximately 97 percent and 95 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 1999.

4.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                     1999           1998
                                                                                                     ----           ----
                                                                                                    (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  3.6         $  5.4
    Cost of policies purchased and cost of policies produced...................................       75.3           56.7
    Insurance liabilities......................................................................      (39.2)         (28.2)
    Unrealized depreciation....................................................................      (16.1)           (.4)
    Other......................................................................................       10.2           (2.2)
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       33.8           31.3
Current income tax liabilities (assets)........................................................        (.4)           6.2
                                                                                                    ------         ------
         Income tax liabilities................................................................     $ 33.4         $ 37.5
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Income tax expense was as follows:

                                                                                               1999       1998       1997
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)
Current tax provision.....................................................................     $ 4.3      $20.8      $16.3
Deferred tax provision (benefit)..........................................................       9.3       (4.2)       5.8
                                                                                               -----      -----      -----

         Income tax expense...............................................................     $13.6      $16.6      $22.1
                                                                                               =====      =====      =====

     A reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the statement of operations is as follows:

                                                                                                1999       1998       1997
                                                                                                ----       ----       ----
                                                                                                   (Dollars in millions)

Tax on income before income taxes at statutory rate.......................................      35.0%      35.0%      35.0%
State taxes...............................................................................       1.5        1.0         .7
Other.....................................................................................      (1.4)       (.8)        .3
                                                                                                ----       ----       ----

         Income tax expense...............................................................      35.1%      35.2%      36.0%
                                                                                                ====       ====       ====

5.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 1999, includes: (i) accruals of $1.6 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 1999; and (ii) receivables of $1.1 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $1.1 million in 1999, $1.1 million in 1998 and $1.2 million in 1997.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.4 million in 1999, $37.8 million in 1998 and $36.7 million in 1997.

     During 1998 and 1997, the Company purchased $13.0 million and $11.2 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. The total carrying value of such notes purchased during 1998, 1997 and prior years was $45.5 million at December 31, 1998. Such notes are classified as "other invested assets" in the accompanying balance sheet. In 1999, all such notes were repurchased from the Company by Conseco or its subsidiaries.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

6.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $700.4        $445.8      $309.6
    Reinsurance assumed...............................................................      18.7          15.6        14.9
    Reinsurance ceded.................................................................     (23.1)        (21.0)      (24.2)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     696.0         440.4       300.3
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     654.1         400.4       255.9
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      41.9          40.0        44.4
Fees and surrender charges on interest-sensitive products.............................      30.2          33.6        31.3
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 72.1        $ 73.6      $ 75.7
                                                                                          ======        ======      ======

     The five states with the largest shares of 1999 collected premiums were California (14 percent), Texas (14 percent), Florida (13 percent), Michigan (8.8 percent) and Indiana (5.2 percent). No other state accounted for more than 4 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 98.0       $106.4      $143.0
    Amortization......................................................................      (4.1)       (21.1)      (15.4)
    Amounts related to fair value adjustment of actively managed fixed maturities           37.7         11.8       (21.2)
    Other ............................................................................       -             .9         -
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $131.6       $ 98.0      $106.4
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 9 percent of the December 31, 1999, balance of cost of policies purchased in 2000, 10 percent in 2001, 9 percent in 2002, 7 percent in 2003 and 6 percent in 2004. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

     Changes in the cost of policies produced were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 82.5       $ 55.9       $38.2
    Additions.........................................................................      62.7         35.3        31.8
    Amortization......................................................................      (8.3)       (11.0)      (10.2)
    Amounts related to fair value adjustment of actively managed fixed maturities           10.7          2.3        (3.9)
                                                                                          ------       ------       -----

Balance, end of year..................................................................    $147.6       $ 82.5       $55.9
                                                                                          ======       ======       =====

                                      F-16

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

7.   STATEMENT OF CASH FLOWS:

     Income taxes paid during 1999, 1998, and 1997, were $2.1 million, $17.1 million and $14.8 million, respectively.

8.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:


                                                                                     1999            1998
                                                                                     ----            ----
                                                                                     (Dollars in millions)
   Statutory capital and surplus.................................................. $112.6           $134.0
   Asset valuation reserve........................................................   41.4             30.9
   Interest maintenance reserve...................................................   66.7             73.1
                                                                                   -------          ------

       Total...................................................................... $220.7           $238.0
                                                                                   ======           ======

     Our statutory net income was $14.6 million, $32.7 million and $32.7 million in 1999, 1998 and 1997, respectively. Statutory net income differs from net income presented in our financial statements prepared in accordance with GAAP, primarily because for GAAP reporting we are required to defer and amortize costs that vary with and are primarily related to the production of new business as described in note 1.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2000 of $12.8 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles, which are expected to constitute the only source of prescribed statutory accounting practices and are effective in 2001. The changes to statutory accounting practices resulting from the codification are not expected to have a material effect on the statutory capital and surplus or statutory operating earnings data shown above.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


     (a) The financial statements of the Separate Account and Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

     (b)  Exhibits

          (1) -Resolution of the Board of Directors of Great American Reserve authorizing the establishment of Variable Account dated November 12, 1993.***

          (2)  -Not Applicable.

          (3) -Form of Principal Underwriting Agreement by and among Great American Reserve, Variable Account and GARCO Equity Sales.***

          (4)(a) -- Form of Individual Fixed/Variable Annuity Contract.***

          (4)(b) -- Form of Group Fixed/Variable Annuity Contract.***

          (5)  -Application for Contracts.***

          (6)  (i)-Articles of Incorporation of Great American Reserve.**
          (6) (ii)-Articles of Amendment to the Articles of Incorporation of the Company.+

          (6) (iii) - Amended and Restated By-Laws of Conseco Variable Insurance Company.+

          (7)  -Not Applicable.

          (8) (i)-Form of Fund Participation Agreement by and among The Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.*

          (8) (ii)-Form of Fund Participation Agreement by and among Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.*

          (8)  (iii)-Form of Fund  Participation  by and between Great  American
               Reserve  Insurance  Company,   Insurance  Management  Series  and
               Federated Securities Corp.*

          (8) (iv)-Form of Fund Participation between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.*

          (8) (v)-Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett & Co. and Great American Reserve Insurance Company.*

          (8)  (vi)-Form  of  Fund  Participation   Agreement  between  American
               Century Investment Services, Inc. and Great American Reserve Insurance Company.*

          (8)  (vii)-Form  of  Fund  Participation   Agreement  between  INVESCO
               Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company.**

          (8) (viii)-Form of Fund Participation Agreement between Rydex Variable Trust and the Company.+

          (8) (ix)-Form of Fund Participation Agreement between Pioneer Variable Contracts Trust and the Company.

          (9)  -- Opinion and Consent of Counsel.

          (10) -- Consent of Independent Accountants.

          (11) -- Not Applicable.

          (12) -- None.

          (13) -- Schedule for  computation  of  performance  quotations.

          (27) -- Not Applicable

     *Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, File Nos. 333-40309/811-08483 filed electronically on February 3, 1998.

     **Incorporated by reference to Form N-4, Great American Reserve Variable Annuity Account G, File Nos. 333-00373/811-07501, filed electronically on January 23, 1996.

     ***Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 (File Nos. 33-74092 and 811-08288) filed electronically on May 15, 1998.

     +Incorporated by reference to Registrant's Post-Effective Amendment No. 9 (File No. 33-74092) filed electronically on April 28, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF CONSECO VARIABLE

The following table sets forth certain information regarding the executive officers and Directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11825 N. Pennsylvania Street, Carmel, IN 46032.

Name and Principal              Position and Offices
  Business Address*                with Depositor
-------------------  ---------------------------------------

Ngaire E. Cuneo         Director

John M. Howard          Director

David K. Herzog         Director, Executive Vice President, General Counsel
                        and Secretary

Thomas J. Kilian        Director and President


James S. Adams          Senior Vice President, Chief Accounting
                       Officer and Treasurer and Director


ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):

     CONSECO, INC. (Indiana) - (publicly traded)

          CIHC, Incorporated (Delaware)

               Bankers National Life Insurance Company (Texas)

               Bankers Life Insurance Company of Illinois (Illinois)

                    Bankers Life & Casualty Company (Illinois)

Conseco Life Insurance Company of Texas (Texas)

Conseco Variable Insurance Company (Texas)

Conseco Annuity Assurance Company (Illinois)

Vulcan Life Insurance Company (Indiana)

Conseco Direct Life Insurance Company (Pennsylvania)

Wabash Life Insurance Company (Indiana)

Conseco Life Insurance Company (Indiana)

Washington National Insurance Company (Illinois)

Conseco Senior Health Insurance Company (Pennsylvania)

Pioneer Life Insurance Company (Illinois)

Conseco Life Insurance Company of New York (New York)

Conseco Medical Insurance Company (Illinois)

Continental Life Insurance Company (Texas)


United Presidential Life Insurance Company (Indiana)

Conseco Health Insurance Company (Arizona)

Frontier National Life Insurance Company (Ohio)

Conseco Capital Management, Inc. (Delaware)

Conseco Equity Sales, Inc. (Texas)

Conseco Securities, Inc. (Delaware)

Conseco Services, LLC (Indiana)

Marketing Distribution Systems Consulting Group, Inc. (Delaware)

Conseco Finance Corp. (Delaware)

Conseco  Finance Servicing Corp. (Delaware)

Conseco Series Trust (Massachusetts)*

Conseco Fund Group (Massachusetts) (publicly held)**

* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Conseco Variable Annuity Account C, Conseco Variable Annuity Account E, Conseco Variable Annuity Account F, Conseco Variable Account G, Conseco Variable Annuity Account H, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Conseco Variable Insurance Company, respectively. Shares of Conseco Series Trust are also sold to BMA Variable Life Account A of Business Men's Assurance Company of America.

** The shares of the Conseco Fund Group are sold to the public.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of September 30, 2000, there were 16,722 Qualified Contract Owners and 2,004 Non-Qualified Contract Owners.

ITEM 28.  INDEMNIFICATION

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to members of the Company's Board of Directors, officers and controlling persons of the Registrant pursuant to the provisions described under "Indemnification" or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a member of the Board of Directors, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Variable Account has no officers or employees. The officers, directors and employees of Conseco Variable as well as those of an affiliated company who perform administrative services for the Variable Account are covered by an officers and directors liability policy.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Conseco Equity Sales, Inc. ("Conseco Equity Sales") is the principal underwriter for the following investment companies (other than Registrant):

Conseco  Variable  Annuity Account C
Conseco  Variable Annuity Account F
Conseco Variable Annuity Account G
Conseco Variable Annuity Account H
Conseco Fund Group
Rydex Advisor Variable Annuity Account
BMA Variable Life Account A


(b)  The following table sets forth certain  information  regarding the officers
     and  directors  of  Conseco  Equity  Sales.   Their  address  is  11815  N.
     Pennsylvania Street, Carmel, IN 46032.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES
 BUSINESS ADDRESS                        WITH CONSECO EQUITY SALES, INC.
- --------------------                    --------------------------------

L. Gregory Gloeckner                    President and Director

James S. Adams                          Senior Vice President, Chief Accounting
                                        Officer, Treasurer and Director


                                        Vice President, General Counsel,
William P. Kovacs                       Secretary, and Director

William T. Devanney, Jr.                Senior Vice President, Corporate Taxes

Donald B. Johnston                      Vice President, Director Mutual Fund
                                        Sales & Marketing

                          NET UNDERWRITING
NAME OF                   DISCOUNTS AND          COMPENSATION ON           BROKERAGE
PRINCIPAL UNDERWRITER     COMMISSIONS            REDEMPTION                COMMISSIONS       COMPENSATION*
- ---------------------     -----------            -------------             -----------       -------------

Conseco Equity                 None                       None                      None             None
Sales, Inc.

*Fees paid by the Company for serving as underwriter

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Conseco Variable Insurance Company, 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 31.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS

     1. The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     2. The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     3. The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     4. The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (a) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (b)  Include   appropriate   disclosure   regarding   the   redemption
     restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (c) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (d) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (a) - (d) above have been complied with.

     5. The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, State of Indiana, on this 26th day of December, 2000.


                         CONSECO VARIABLE ANNUITY
                         ACCOUNT E
                          (Registrant)

                         By: Conseco Variable Insurance Company


                         By: /S/ THOMAS J. KILIAN
                            ----------------------------------------


                         CONSECO VARIABLE INSURANCE COMPANY
                            (Depositor)


                       By: /S/ THOMAS J. KILIAN
                            ------------------------------------------


     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                               TITLE                                       DATE
----------                              -----                                       ----


                                             Director
---------------------------------                                            --------------
    Ngaire E. Cuneo



/S/ THOMAS J. KILIAN                   Director and President                December 26, 2000
--------------------------------      (principal executive officer)          -----------------
    Thomas J. Kilian



/S/ JAMES S. ADAMS                  Senior Vice President,                  December 26, 2000
---------------------------------   Chief Accounting Officer and Treasurer   -----------------
    James S. Adams                  and Director (principal financial
                                    officer and principal accounting officer)


/S/ DAVID K. HERZOG                                                          December 26, 2000
---------------------------------     Director                               --------------
    David K. Herzog


/S/ JOHN M. HOWARD                                                           December 26, 2000
------------------------------        Director                               ------------------
    John M. Howard




                                INDEX TO EXHIBITS


Exhibit
Number                 Exhibit
--------               -------


EX-99.B8 (ix)   Form of Fund Participation Agreement between Pioneer Variable
                Contracts Trust and the Company
EX-99.B9        Opinion and Consent of Counsel
EX-99.B10       Consent of Independent Accountants
EX-99.B13       Schedule for Computation of Performance Quotations